RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Disclosure of risk management [abstract]
RISK MANAGEMENT

NOTE 4 – RISK MANAGEMENT

Grupo Aval and its subsidiaries in the financial sector, Banco de Bogotá, Banco de Occidente, Banco AV Villas, Banco Popular, BAC Holding, MFH, Corficolombiana and Porvenir manage risk pursuant to the applicable regulations in each country where they operate and according to Grupo Aval’s internal policies.

The risk framework requires that strong risk management practices are integrated in key processes across Grupo Aval, with a goal of ensuring risks are appropriately considered, evaluated and responded to in a timely manner. Grupo Aval employs a risk management process, that aims to identify, measure, monitor and control, as part of the daily activities, all the risks that Grupo Aval manages.

Lines of Defense: in addition to the role of Executive Officers in managing risk, management has ownership and accountability across the three lines of defense: (1) First Line: Business Units, (2) Second Line: mainly concentrated in the Independent Risk Management units and (3) Third line: Corporate Audit.

●	Business Units: Include the business lines as well as the Technology and Operations areas which are responsible for appropriately assessing and effectively managing all the risks associated with their processes.
●	Independent Risk Management Units: Risk management areas include risk management and compliance departments. Grupo Aval has other control functions that are not part of these areas but are key in the risk mitigation of non-financial risks, including legal, human resources and certain activities within the financial and administrative processes.
●	Corporate Audit: Corporate audit maintains its independence from the first and second lines by reporting directly to the Audit Committee or the Board. Corporate Audit provides independent assessment and validation through testing of key processes and controls across Grupo Aval.

The following sections outline the key risks that are inherent in business activities of the subsidiaries in the financial sector:

Financial risks

i)	Credit risk: the risk of financial loss if a debtor fails to meet its contractual obligations.
ii)	Market risk: the risk of loss arising from potential adverse changes in the value of the subsidiaries in the financial sector assets and liabilities or future results, resulting from changes in market variables such as interest rates, foreign exchange rates, equity prices, commodity prices, implied volatilities or credit spreads; this includes the structural interest rate and foreign exchange risks.
iii)	Liquidity risk: the risk of being unable to meet contractual and contingent obligations or that the subsidiaries in the financial sector do not have the appropriate amount, composition and tenor of funding and liquidity to support the financial assets and liabilities requirements (funding liquidity risk). Also includes the capability to manage its investment portfolio in terms of liquidity, duration and currency (market liquidity risk).
iv)	Interest rate risk: it is the current or potential risk to equity and profits that arise from adverse movements in interest rates, which affect the positions of the banking book.

Additionally, the risk areas are responsible of supporting capital management by determining risk levels of the calculation of capital adequacy requirements, impact assessment of the risk materialization on compliance with capital levels and determine the levels of risk appetite.

Objective and general guidelines of financial risk management

Grupo Aval’s and its subsidiaries of the financial sector objective is to maximize returns for its investors, through proper risk management. The guiding principles of risk management at Grupo Aval are as follows:

a)	Make risk management a part of every institutional process.
b)	Collective decision making for commercial lending of significant amounts.
c)	Extensive and in-depth industry and market knowledge, as a result of the leadership and experienced, stable and seasoned senior management.
d)	Clear risk management policies based on a top-down approach with respect to:
●	Compliance with know-your-customer policies.
●	Commercial loans credit structure based on a clear identification of sources of repayment and of cash flow generation capacity of the borrower.
e)	Use of similar credit analysis tools for analysis across Grupo Aval’s subsidiaries of financial sector.
f)	Diversification of the commercial loan portfolio with respect to industries and economic groups.
g)	Specialization in consumer product niches.
h)	Extensive use of continuously updated scoring models and credit ratings updated permanently to ensure quality growth of consumer loans with high credit quality.
i)	Conservative policies in terms of:
●	trading portfolio composition with bias towards lower volatility instruments,
●	proprietary trading position, and
●	the variable compensation for the trading staff.
j)	Control the position-level based on market risk sensitivities (such as VaR, DV01, Delta, Rho and Vega) and credit risk exposures by counterparties.
k)	Concentration and diversification limits which are based on market liquidity and volatility, operational capacity, valuation and credit quality of counterparties.
l)	Control and follow up the funding and liquidity risk with independent oversight. This includes setting limits related with high quality liquid assets and maturity concentration of financial liabilities among others.
m)	Ensuring compliance with regulatory limits and reviewing how the current and projected strategy can affect those limits.
n)	Use of our market presence in the identification and implementation of best practices for operational risk management.

Main premises for risk management

Grupo Aval´s risk culture is based on the principles indicated in the section above and they are transmitted to all subsidiaries of the financial sector and business units. The strategy related with risk management is supported by the following guidelines:

a)	In all of Grupo Aval´s subsidiaries of the financial sector, the risk function is independent of the business units. The segregation of functions between the business areas and the risk areas in charge of risk measurement analysis, control and reporting, provide enough independence and autonomy for proper risk control.
b)	The decision-making process at the subsidiaries of the financial sector requires that transactions of significant amounts are sent to decision centers such as risk committees. The frequency of meetings of these committees ensures a high degree of agility regarding the resolution of proposals and continuous participation of senior management for management the different risks.
c)	Grupo Aval has corporate policies for the risk to which it is exposed. The business and risk units of Grupo Aval and its subsidiaries of the financial sector hold orientation meetings based on approaches to risk that are consistent with Grupo Aval´s risk culture.
d)	Grupo Aval has implemented a risk system that is updated on a regular basis to address new conditions in the markets and the risks to which Grupo Aval is exposed.
e)	There are adequate information systems to monitor risk exposure, to ensure compliance and approval policies and, if necessary, to implement proper corrective actions.
f)	Key risks are analyzed on a regular basis, not only when risks materialize or when problems occur during the normal course of business but in a continuous process of risk management.
g)	Grupo Aval and its subsidiaries of the financial sector have training courses on risk culture for all hierarchy levels in the organization.
h)	A risk culture integrated throughout the organization, consisting of a series of attitudes, values, skills and guidelines to action.

Interest rate benchmark reform

According to the Financial Conduct Authority (FCA) announcement which informed the future termination or loss of representativeness of the LIBOR reference rates starting on December 31, 2021 with some references until completing the total of 35 references in June 2023, the entities that use these rates worldwide are forced to transfer the current positions that were indexed to these references, towards new reference interest rates that maintain the representativeness and depth that the LIBOR rates used to have.

Grupo Aval and its subsidiaries have not been immune to this phenomenon and even though the exposure is insignificant concerning other rates, there remains in its Entities a portfolio of credits, loans, deposits, and derivative contracts indexed at LIBOR rates, for which said Entities have been required to design and execute transition plans that allow them to identify the operational, commercial, legal and technological aspects to be taken into account to maintain their commercial relations and representativeness in the markets where they operate.

Grupo Aval have stablished several guidelines in search of adoption best practices to ensure an adequate transition to new reference rates regarding to shape a governance structure, to stablish a project roadmap with defined timelines and milestones, to line up risk management function of the entity with all the impacted front-line processes, to define a specific group to coordinate the transition plan with appropriate high-level oversight and identify and manage possible financial impacts and operational gaps.

The LIBOR Working Group periodically reports to the Assets and Liabilities Committee (ALCO) about the progress of the transition plan, as well as the policies, guidelines, and procedures related to the follow-up and adoption of the ARRC[1] recommendations, adherence to the ISDA protocol, customer support, and internal and external training. , measurement of the impact of the process through calculation of sensitivity, follow-up of subsidiary transition processes, analysis of internal processes, development of tests and pilots, the inclusion of the fallback clause for new operations, among others.

For IBOR indexed contracts that expire after the LIBOR rate expected cessation, the LIBOR Working Group has established policies to modify the contractual terms. These amendments include the addition of fallback clauses or the replacement of the LIBOR rate with an alternative benchmark rate. The LIBOR Working Group implemented adherence to the ISDA Amendment and Protocols with this signing, the legal (contractual) risk of the transition for derivative contracts was eliminated, defining the replacement of the LIBOR rate by SOFR plus a fixed spread.

Each entities LIBOR Working Group has established policies regarding not closing new operations, or operations extensions at the Libor rate and initiating disbursements tied to the alternative rates and as an alternative to the transition, those in the short term and that will not have operations of repricing may be worked at a fixed rate, PRIME rate and in some cases for a smaller amount at other local rates in US dollars. As well, policies have been created so that portfolio operations are disbursed at a fixed rate, and in the event of a repricing, these may be tied to the Libor rate as long as their maturity date does not exceed June 2023. Once the technological developments, disbursements tied to the new reference rate will begin.

No operations tied to LIBOR are carried out in other currencies. To date, no additional provisions have been estimated regarding the transition to new reference rates in any of the jurisdictions.

The LIBOR Working Group monitors the LIBOR's progress transition to the new benchmark rates by reviewing the total amounts of contracts that have yet to transition to an alternative benchmark rate and the amounts of such contracts that exclude a fallback clause appropriate. A contract is considered to have not yet transitioned to an alternative reference rate when the interest under the contract is indexed to a reference rate that is still subject to LIBOR reform, even if it includes a fallback clause that addresses the LIBOR's rates cessation.

On March 2021, the Financial Conduct Authority (FCA), as the ICE regulator (Intercontinental Exchange London Interbank Offered Rate, or the administering authority of LIBOR), announced that after December 31, 2021, the LIBOR references for the Pound Sterling, the Euro and the references for dollars one-week and two-month Americans will no longer be provided or will no longer be representatives. US dollar references will remain unprovided or no longer proxies after June 30, 2023.

As follows, the amount of the contracts that Grupo Aval and its subsidiaries have indexed to LIBOR rates that will expire in June 2023 and the amount of the contracts that have included fallback clauses for the December 31, 2021 and 2020 cut-off are shown below:

Non-derivative financial assets and liabilities.

During 2021 and 2020, the Group had the following LIBOR exposures concerning non-derivative financial assets and loan portfolio subject to IBOR benchmarks. The following table shows the value of non-derivative financial assets and liabilities indexed at LIBOR rates in millions of dollars and millions of Colombian pesos:

		December 31, 2021						December 31, 2020
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Assets
Debt securities FVOCI		348		347		228		157		156		42
Debt securities at amortized cost		80		79		—		96		80		—
Loans Commercial		5,397		3,553		1,107		6,110		3,172		693
Loans Consumer		752		732		306		863		794		195
Loans Mortgage		2,730		2,724		746		2,810		2,800		244
Total financial assets indexed to Libor references	US$.	9,307	US$.	7,436	US$.	2,388	US$.	10,036	US$.	7,003	US$.	1,173
Liabilities
Time deposits		60		—		—		60		—		—
Borrowing from banks and others		4,922		2,459		1,761		2,260		478		247
Borrowing from development entities		2		—		—		5		2		—
Total Liabilities	US$.	4,984	US$.	2,459	US$.	1,761	US$.	2,325	US$.	480	US$.	247

		December 31, 2021						December 31, 2020
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Assets
Debt securities FVOCI		1,383,736		1,382,029		907,806		624,925		622,993		167,918
Debt securities at amortized cost		319,053		314,747		—		382,249		319,387		—
Loans Commercial		21,486,230		14,146,949		4,408,031		24,325,232		12,627,600		2,757,269
Loans Consumer		2,995,026		2,912,621		1,220,083		3,436,992		3,161,789		776,025
Loans Mortgage		10,867,996		10,845,927		2,971,691		11,186,539		11,149,027		970,668
Total financial assets indexed to Libor references	Ps.	37,052,042	Ps.	29,602,273	Ps.	9,507,611	Ps.	39,955,938	Ps.	27,880,796	Ps.	4,671,880
Liabilities
Time deposits		238,870		—		—		238,870		—		—
Borrowing from banks and others		19,593,436		9,788,732		7,008,903		8,998,015		1,901,374		983,887
Borrowing from development entities		7,962		—		—		19,906		8,601		—
Total Liabilities	Ps.	19,840,268	Ps.	9,788,732	Ps.	7,008,903	Ps.	9,256,791	Ps.	1,909,975	Ps.	983,887

Derivatives and hedge accounting

Grupo Aval´s subsidiaries maintain trading derivatives and risk management hedges indexed at LIBOR rates. Certain derivatives held for risk management purposes are designated in hedging relationships. Interest rate swap and cross-currency swap contracts have floating legs that are indexed to LIBOR benchmarks. The following table shows the value of derivative and hedge accounting indexed at LIBOR rates in millions of dollars and millions of Colombian pesos:

		December 31, 2021						December 31, 2020
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Derivatives and hedge accounting
Trading derivative assets
Interest rate swaps		1		—		—		15		11		—
Cross-currency swaps		7		2		—		7		—		—
Total	US$.	8	US$.	2	US$.	—	US$.	22	US$.	11	US$.	—
Trading derivative liabilities
Interest rate swaps		2		2		—		16		12		—
Cross-currency swaps		18		7		—		9		3		—
Total	US$.	20	US$.	9	US$.	—	US$.	25	US$.	15	US$.	—
Derivatives held for risk management
Interest rate swaps		42		41		41		44		42		42
Total	US$.	42	US$.	41	US$.	41	US$.	44	US$.	42	US$.	42

		December 31, 2021						December 31, 2020
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Derivatives and hedge accounting
Trading derivative assets
Interest rate swaps		3,981		—		—		59,717		43,793		—
Cross-currency swaps		27,868		7,962		—		27,868		—		—
Total	Ps.	31,849	Ps.	7,962	Ps.	—	Ps.	87,586	Ps.	43,793	Ps.	—
Trading derivative liabilities
Interest rate swaps		7,962		7,962		—		63,699		47,774		—
Cross-currency swaps		71,940		27,868		—		36,666		11,943		—
Total	Ps.	79,902	Ps.	35,830	Ps.	—	Ps.	100,365	Ps.	59,717	Ps.	—
Derivatives held for risk management
Interest rate swaps		166,908		163,228		163,228		173,626		165,218		165,218
Total	Ps.	166,908	Ps.	163,228	Ps.	163,228	Ps.	173,626	Ps.	165,218	Ps.	165,218

Grupo Aval and its subsidiaries have insignificant positions in the LIBOR references that expired on 31, December, 2021, even so all the contracts included fallback clauses that allowed their transition to new references rates without affecting their compliances.

Credit Risk
Financial Risk Review

4.1          Credit Risk

4.1.1          Consolidated Credit Risk Exposure

Grupo Aval´s subsidiaries are exposed to credit risk, consisting of the risk of financial loss as a result of the failure of the debtor to meet its contractual obligations in financial transactions on a timely and complete manner. Exposure to credit risk for Grupo Aval and its subsidiaries is a result of credit activities and transactions with counterparties.

The maximum exposure to credit risk of Grupo Aval, at a consolidated level is reflected in the carrying value of financial assets in the statement of financial position of Grupo Aval as of December 31, 2021, and 2020 as follows:

Assets	December 31, 2021		December 31, 2020
Cash and cash equivalents (**)	Ps.	30,245,268	Ps.	27,687,525
Trading investments in debt securities		4,741,287		4,780,993
Investments in debt securities mandatorily at FVTPL		—		7,385
Investments in debt securities at FVOCI		37,493,866		28,966,356
Investments in debt securities at amortized cost		5,775,070		5,580,128
Derivatives instruments		1,162,909		1,133,924
Hedging derivatives		44,248		156,220
Loans
Commercial		122,027,804		110,986,938
Consumer		76,889,145		65,835,457
Mortgage		29,120,316		24,558,771
Microcredit		317,739		372,321
Interbank and overnight funds		3,218,433		4,693,678
Other accounts receivable FVTPL		3,228,480		2,958,385
Other accounts receivable at amortized cost		16,181,527		12,381,009
Total financial assets with credit risk	Ps.	330,446,092	Ps.	290,099,090
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		4,886,575		4,185,261
Credit commitments		43,049,746		32,967,149
Total exposure to credit risk outside of the statement of financial position	Ps.	47,936,321	Ps.	37,152,410
Total maximum exposure to credit risk	Ps.	378,382,413	Ps.	327,251,500
(**)   Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities. See Note 4.1.3 g)

With regard to guarantees and commitments to extend the credit amounts, the maximum credit risk exposure is the amount of the commitment. Credit risk is mitigated by guarantees and collaterals as described in note 4.1.4 Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements.

Each of Grupo Aval´s financial subsidiaries assume the credit risk for both the credit activity itself, which includes commercial, consumer, mortgage and microcredit credit lending and treasury activities, including interbank loans, investment portfolio management, derivatives and foreign currency trading activities, among others. Despite being independent businesses, the nature of insolvency risk of the borrower or counterparty is similar and therefore the criteria in which they are evaluated is similar.

4.1.1.A.  Loan portfolio disclosure

Loans are recorded at amortized cost on the statement of financial position and are classified as commercial, consumer, residential mortgage, microcredit and interbank and overnight funds. The following table presents the portfolio balances, provision balances and net value portfolio by segment:

December 31, 2021

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	125,246,237	Ps.	5,857,131	Ps.	119,389,106
Interbank and overnight funds		3,218,433		2,386		3,216,047
Client portfolio		122,027,804		5,854,745		116,173,059
Consumer		76,889,145		4,581,004		72,308,141
Residential mortgage		29,120,316		732,407		28,387,909
Microcredit		317,739		105,070		212,669
Total portfolio	Ps.	231,573,437	Ps.	11,275,612	Ps.	220,297,825

December 31, 2020

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	115,680,616	Ps.	5,281,257	Ps.	110,399,359
Interbank and overnight funds		4,693,678		851		4,692,827
Client portfolio		110,986,938		5,280,406		105,706,532
Consumer		65,835,457		4,938,971		60,896,486
Residential mortgage		24,558,771		560,904		23,997,867
Microcredit		372,321		124,039		248,282
Total portfolio	Ps.	206,447,165	Ps.	10,905,171	Ps.	195,541,994

4.1.1.B Loan portfolio given as collateral

For 2021, there were no portfolio operations delivered as collateral in resource auction operations with Banco República, compared to 2020, when operations were registered for Ps. 280,519.

4.1.2          Loan and Counterparty Approval Process for subsidiaries in the financial sector

The principles and rules for credit management and credit risk for each financial subsidiary are contained in the credit manual, both for commercial banking activities and treasury activities. Evaluation criteria to measure credit risk follows the principal instructions set forth by the Treasury and Credit Risk Committees.

The maximum authority regarding lending is the Board of Directors for each bank, which approves the general policy and has the capacity to approve large size transactions. In the normal banking operation, authorizations for approval of loans and lines of credit depend on the amounts, credit quality, tenor and security collateral or guarantees offered by the client. The Board of Directors of each bank has delegated part of its lending authorities to different committees and executives who process the credit requests and are responsible for the analysis and credit review.

Additionally, for the approval of credits, certain considerations are taken into account including but not limited to, the probability of default, the recovery percentage of guarantees received, current customer exposure, tenor and concentration by economic sector.

Regarding the operations for treasury activities, the Board of Directors of the financial subsidiaries, approves the lines of credit for counterparties. Risk control is essentially carried out through three mechanisms: periodic approval of lines of credit, at least once a year evaluation of the conditions of the issuers and a report on concentrations for each client or economic group.

Although each financial subsidiary is responsible for its credit decisions and risk management, Grupo Aval as a holding, through the Corporate Risk Unit oversees the implementation of appropriate risk management controls at the financial subsidiaries and has established upward loan reporting processes. The holding’s risk management staff meets on a periodically basis to discuss Grupo Aval subsidiaries’ loan portfolio, developments in industry, risks and opportunities. Grupo Aval also coordinates loan syndication among its banks to effectively leverage the combined equity of its banks and manage any risk issues.

Each subsidiary of the financial sector has a Credit Risk Management System, which is managed by the credit vice-presidency or its equivalent, and includes, among others, the design, implementation and evaluation of policies and risk mechanisms defined by the

Credit and Treasury Risk Committee and the Board of Directors of each entity. The operation of the Credit Risk Management System has resulted in the integration of risk measurement tools into the credit approval process in each of the financial subsidiaries.

Each subsidiary of the financial sector in Colombia has two models for evaluating credit risk for the approval of commercial loans: the financial ratings model, statistical models based on financial information of the client, which are used in the approval process and for the management and review of the portfolio. The second model is based on the client´s financial ratings and its historical payment behavior with the bank, used in the process of client rating.

In Central America, each subsidiary has a model for evaluating credit risk for the approval of commercial loans. It is a financial ratings model, which evaluates the financial information (ratios and growth rates, among others) of each debtor, which are used in the approval process and for the management and review of the corporate and medium sized companies. This model is complemented with information on payment behavior with the bank to set a minimum rating.

For retail loans (including mortgage loans and auto loans) in Colombia and Central America, models are based on sociodemographic variables and the historical payment behavior of the clients with the bank and the financial sector.

As a result of the COVID-19 pandemic, since the beginning of 2020 it was necessary to review and adjust origination strategies, along with approved debt limits in accordance with individual risk analysis, especially for customers identified in high-risk sectors. As economic recovery has taken place in the different regions where Grupo Aval has presence, many of the strategies implemented by the entities to mitigate the risk due to the pandemic have been reversed. For more information, see Note 1.1 Other events COVID-19 impact.

4.1.3          Credit quality analysis

The Credit-risk Monitoring Process and Credit rating of the loan portfolio

The monitoring process and credit risk review of each financial subsidiary is carried out in several steps including portfolio analysis by vintages, risk level rating, permanent high-risk clients’ review, restructuring processes of operations and the receipt of foreclosed assets as payment.

Periodically the financial subsidiaries classify each client in one of these categories: Category A-Normal, B-Subnormal, C-Deficient, D-Doubtful recovery and E- Unrecoverable, based on the statistical models that each subsidiary has.

Periodically each financial subsidiary evaluates the commercial portfolio by economic sectors, where macro-sectors are evaluated with the purpose of monitoring the concentration per economic sector and the risk level of each one.

At least once in a year, each financial subsidiary carries out an individual analysis of the credit risk based on updated financial information of the client, payment record, collateral security/guarantees received, credit bureau reports and other qualitative information available; based on the information, clients are classified by risk level as mentioned above. During 2021, the analysis carried out by our financial subsidiaries required a detailed review and classification of clients by risk levels, considering the impacts of the COVID-19 pandemic effects in the Grupo Aval businesses.

As of December 2021, the analysis performed by the financial subsidiaries required a detailed review and classification of customers by risk levels, considering the impact of the COVID-19 pandemic.

Each risk category is explained as follows:

Category	PD*	Risk	Description
1	0%- 7.5%	Normal	Appropriately serviced. The debtor’s financial statements or its projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity

2	7.5% - 15%	Acceptable above normal

Adequately serviced and protected, but there are weaknesses which may potentially affect, on a transitory or permanent basis, the debtor’s paying capacity or its projected cash flows, to the extent that, if not timely corrected, would affect the collection of the credits as contracted

3	15% - 22.5%

4	22.5% - 30%	Appreciable	Have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations
5	30% - 45%

Category	PD*	Risk	Description
6	45% - 60%	Significant	Have the same deficiencies as loans in category 4-5, but to a larger extent; consequently, the probability of collection is highly doubtful
7	60% - 90%

8	> 90%	Non-recoverability	Deemed uncollectible.
(*)    Probability of default – “PD” is the probability that the counterpart defaults in its payment obligations of capital and/or interest.

For mortgage loans and microcredits, the previous classification by risk levels is carried out monthly considering the number of days past due.

In addition, the credit risk exposure is managed through a periodic analysis of the borrowers (or potential borrowers) to determine the repayment capacity of capital and interest. The credit risk exposure is also mitigated partly by obtaining collateral security, corporate and personal guarantees.

The following table sets out information about the credit quality of financial assets measured at amortized cost. Unless specifically indicated, for financial assets, the amounts in the table represent gross carrying amounts. For loan commitments and financial guarantee contracts, the amounts in the table represent the amounts committed or guaranteed, respectively. Based on the foregoing classifications, each financial subsidiary establishes and executes collection strategies directed at maximizing the collection of the loan portfolio.

As of December 31, 2021, and 2020, the following is a summary of the credit portfolio by probability of default. Explanation of the terms: Stage 1, Stage 2 and Stage 3 are included in Note 2 (2.5) (ix) and explained in detail in Note 4.1.5 (Measurement of Expected Credit Loss).

Total Portfolio

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	180,615,328	Ps.	6,434,636	Ps.	384	Ps.	187,050,348
7.5% - 15%		9,118,305		3,280,770		189		12,399,264
15% - 22.5%		789,446		3,489,521		25		4,278,992
22.5% - 30%		140,222		2,465,098		37		2,605,357
30% - 45%		127,038		3,506,321		99		3,633,458
45% - 60%		18,134		5,499,764		279		5,518,177
60% - 90%		5,510		2,120,466		1,066		2,127,042
> 90%		5,138		101,997		13,853,664		13,960,799
TOTAL	Ps.	190,819,121	Ps.	26,898,573	Ps.	13,855,743	Ps.	231,573,437

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	160,410,317	Ps.	6,205,666	Ps.	7	Ps.	166,615,990
7.5% - 15%		6,054,623		3,204,615		198		9,259,436
15% - 22.5%		612,299		2,731,542		9		3,343,850
22.5% - 30%		197,377		2,111,235		25		2,308,637
30% - 45%		157,726		5,802,907		77,935		6,038,568
45% - 60%		48,428		3,305,930		84,507		3,438,865
60% - 90%		3,400		3,133,570		242,787		3,379,757
> 90%		5,478		92,734		11,963,850		12,062,062
TOTAL	Ps.	167,489,648	Ps.	26,588,199	Ps.	12,369,318	Ps.	206,447,165

Commercial

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	97,948,422	Ps.	3,979,842	Ps.	28	Ps.	101,928,292
7.5% - 15%		2,351,842		469,870		188		2,821,900
15% - 22.5%		441,936		1,650,110		—		2,092,046
22.5% - 30%		44,434		1,019,403		—		1,063,837
30% - 45%		48,970		965,305		—		1,014,275
45% - 60%		15,318		3,600,621		164		3,616,103
60% - 90%		5,195		57,424		—		62,619
> 90%		2,263		5,400		9,421,069		9,428,732
TOTAL	Ps.	100,858,380	Ps.	11,747,975	Ps.	9,421,449	Ps.	122,027,804

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	91,482,201	Ps.	3,063,730	Ps.	3	Ps.	94,545,934
7.5% - 15%		706,295		963,330		7		1,669,632
15% - 22.5%		195,341		933,973		—		1,129,314
22.5% - 30%		87,872		429,489		2		517,363
30% - 45%		104,057		3,299,369		205		3,403,631
45% - 60%		43,273		1,084,590		23		1,127,886
60% - 90%		2,645		60,967		10		63,622
> 90%		4,452		8,252		8,516,852		8,529,556
TOTAL	Ps.	92,626,136	Ps.	9,843,700	Ps.	8,517,102	Ps.	110,986,938

Consumer

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	57,159,315	Ps.	2,084,770	Ps.	356	Ps.	59,244,441
7.5% - 15%		6,187,490		1,508,771		1		7,696,262
15% - 22.5%		319,342		772,795		24		1,092,161
22.5% - 30%		70,402		1,143,141		35		1,213,578
30% - 45%		70,804		1,547,538		83		1,618,425
45% - 60%		1,297		1,129,306		115		1,130,718
60% - 90%		215		1,550,628		1,063		1,551,906
> 90%		2,875		91,777		3,247,002		3,341,654
TOTAL	Ps.	63,811,740	Ps.	9,828,726	Ps.	3,248,679	Ps.	76,889,145

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	45,952,378	Ps.	2,145,102	Ps.	—	Ps.	48,097,480
7.5% - 15%		4,949,864		1,092,553		189		6,042,606
15% - 22.5%		400,447		956,769		8		1,357,224
22.5% - 30%		98,380		1,114,336		7		1,212,723
30% - 45%		46,334		1,771,603		77,728		1,895,665
45% - 60%		4,745		1,732,311		84,479		1,821,535
60% - 90%		347		2,488,943		242,773		2,732,063
> 90%		1,026		81,109		2,594,026		2,676,161
TOTAL	Ps.	51,453,521	Ps.	11,382,726	Ps.	2,999,210	Ps.	65,835,457

Mortgage

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	22,224,572	Ps.	369,997	Ps.	—	Ps.	22,594,569
7.5% - 15%		476,755		1,302,129		—		1,778,884
15% - 22.5%		22,014		1,066,616		1		1,088,631
22.5% - 30%		12,899		301,834		2		314,735
30% - 45%		6,909		991,992		16		998,917
45% - 60%		—		769,729		—		769,729
60% - 90%		—		471,393		3		471,396
> 90%		—		4,820		1,098,635		1,103,455
TOTAL	Ps.	22,743,149	Ps.	5,278,510	Ps.	1,098,657	Ps.	29,120,316

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	18,223,127	Ps.	996,792	Ps.	4	Ps.	19,219,923
7.5% - 15%		298,817		1,148,718		2		1,447,537
15% - 22.5%		12,876		840,653		1		853,530
22.5% - 30%		845		567,375		16		568,236
30% - 45%		2,217		731,359		2		733,578
45% - 60%		—		456,779		5		456,784
60% - 90%		—		472,887		4		472,891
> 90%		—		3,309		802,983		806,292
TOTAL	Ps.	18,537,882	Ps.	5,217,872	Ps.	803,017	Ps.	24,558,771

Microcredit

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	66,191	Ps.	27	Ps.	—	Ps.	66,218
7.5% - 15%		100,613		—		—		100,613
15% - 22.5%		6,154		—		—		6,154
22.5% - 30%		12,487		720		—		13,207
30% - 45%		355		1,486		—		1,841
45% - 60%		1,519		108		—		1,627
60% - 90%		100		41,021		—		41,121
> 90%		—		—		86,958		86,958
TOTAL	Ps.	187,419	Ps.	43,362	Ps.	86,958	Ps.	317,739

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	59,072	Ps.	42	Ps.	—	Ps.	59,114
7.5% - 15%		99,647		14		—		99,661
15% - 22.5%		3,635		147		—		3,782
22.5% - 30%		10,280		35		—		10,315
30% - 45%		5,118		576		—		5,694
45% - 60%		410		32,250		—		32,660
60% - 90%		408		110,773		—		111,181
> 90%		—		64		49,850		49,914
TOTAL	Ps.	178,570	Ps.	143,901	Ps.	49,850	Ps.	372,321

Interbank and overnight funds

December 31, 2021
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	3,216,828	Ps.	—	Ps.	—	Ps.	3,216,828
7.5% - 15%		1,605		—		—		1,605
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		—		—
TOTAL	Ps.	3,218,433	Ps.	—	Ps.	—	Ps.	3,218,433

December 31, 2020
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	4,693,539	Ps.	—	Ps.	—	Ps.	4,693,539
7.5% - 15%		—		—		—		—
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		139		139
TOTAL	Ps.	4,693,539	Ps.	—	Ps.	139	Ps.	4,693,678

Loan commitments and financial guarantee contracts

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	43,415,038	Ps.	263,329	Ps.	667	Ps.	43,679,034
7.5% - 15%		1,495,285		117,201		75		1,612,561
15% - 22.5%		38,875		2,034,625		153		2,073,653
22.5% - 30%		16,802		80,460		404		97,666
30% - 45%		5,874		114,349		1,478		121,701
45% - 60%		442		175,708		1,408		177,558
60% - 90%		199		69,091		1,274		70,564
> 90%		30		1,023		102,531		103,584
TOTAL	Ps.	44,972,545	Ps.	2,855,786	Ps.	107,990	Ps.	47,936,321

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	34,214,046	Ps.	104,370	Ps.	257	Ps.	34,318,673
7.5% - 15%		1,066,050		117,141		433		1,183,624
15% - 22.5%		35,947		881,508		10		917,465
22.5% - 30%		17,481		83,533		22		101,036
30% - 45%		7,962		219,634		451		228,047
45% - 60%		1,448		277,620		1,966		281,034
60% - 90%		40		114,813		2,398		117,251
> 90%		6		1,451		3,823		5,280
TOTAL	Ps.	35,342,980	Ps.	1,800,070	Ps.	9,360	Ps.	37,152,410

Credit quality of financial assets (excluding loan portfolio)

The following is the breakdown of the different financial assets excluding loan portfolio, by credit risk level and type of issuer based on the rating issued by the independent credit rating agency. A financial asset is considered investment grade if its credit rating is BBB- or higher by Standard & Poor's or Fitch Ratings scale, Baa3 or higher by Moody's scale, F3 or higher by Fitch Ratings Colombia S.A or BRC3 or higher by BRC of Colombia. Otherwise, the financial asset is considered speculative.

a)	Trading investment in debt securities

	December 31, 2021		December 31, 2020
Investment grade
Sovereign (*)	Ps.	2,809,142	Ps.	2,904,210
Other public entities (**)		11,219		187,295
Corporate		114		46,168
Financial entities		544,748		1,301,917
Total investment grade	Ps.	3,365,223	Ps.	4,439,590
Speculative grade
Sovereign (*)	Ps.	162,673	Ps.	129,081
Other public entities (**)		238,291		—
Corporate		41,385		9,359
Financial entities		931,728		200,901
Multilaterals		1,923		2,007
Total Speculative grade	Ps.	1,376,000	Ps.	341,348
Without grade or not available
Corporate	Ps.	64	Ps.	55
Total without grade or not available	Ps.	64	Ps.	55
	Ps.	4,741,287	Ps.	4,780,993
(*)    A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities, including public administrations in general including regional and local governments.

b)	Investments in debt securities at FVOCI

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	17,412,750	Ps.	—	Ps.	—	Ps.	17,412,750
Other public entities (**)		132,804		—		—		132,804
Central banks		251,370		—		—		251,370
Corporate		382,041		—		—		382,041
Financial entities		2,076,597		—		—		2,076,597
Multilaterals		437,262		—		—		437,262
Total investment grade	Ps.	20,692,824	Ps.	—	Ps.	—	Ps.	20,692,824
Speculative grade
Sovereign (*)	Ps.	11,391,676	Ps.	—	Ps.	—	Ps.	11,391,676
Other public entities (**)		690,109		—		—		690,109
Central banks		1,606,349		—		—		1,606,349
Corporate		545,247		—		—		545,247
Financial entities		2,124,321		—		—		2,124,321
Multilaterals		25,085		—		—		25,085
Total speculative grade	Ps.	16,382,787	Ps.	—	Ps.	—	Ps.	16,382,787
Without Grade or Not available
Corporate	Ps.	414,249	Ps.	—	Ps.	—	Ps.	414,249
Financial Entities		4,006		—		—		4,006
Total Without Grade or Not available	Ps.	418,255	Ps.	—	Ps.	—	Ps.	418,255
	Ps.	37,493,866	Ps.	—	Ps.	—	Ps.	37,493,866
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2020
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	16,266,158	Ps.	—	Ps.	—	Ps.	16,266,158
Other public entities (**)		461,072		—		—		461,072
Central banks		196,524						196,524
Corporate		529,443		—		—		529,443
Financial entities		1,618,569		—		—		1,618,569
Multilaterals		192,699		—		—		192,699
Total investment grade	Ps.	19,264,465	Ps.	—	Ps.	—	Ps.	19,264,465
Speculative grade
Sovereign (*)	Ps.	6,227,407	Ps.	16,956	Ps.	—	Ps.	6,244,363
Central banks		1,666,050		348		—		1,666,398
Corporate		478,079		—		—		478,079
Financial entities		1,293,864		—				1,293,864
Multilaterals		19,187		—		—		19,187
Total speculative grade	Ps.	9,684,587	Ps.	17,304	Ps.	—	Ps.	9,701,891
	Ps.	28,949,052	Ps.	17,304	Ps.	—	Ps.	28,966,356
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

c)	Investments in debt securities at amortized cost

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	1,596,941	Ps.	—	Ps.	—	Ps.	1,596,941
Financial entities		12,096		—		—		12,096
Total investment grade	Ps.	1,609,037	Ps.	—	Ps.	—	Ps.	1,609,037
Speculative grade
Other public entities (**)	Ps.	3,696,298	Ps.	—	Ps.	—	Ps.	3,696,298
Corporate		67,332		—		—		67,332
Financial Entities		55,657		—		—		55,657
Total speculative grade	Ps.	3,819,287	Ps.	—	Ps.	—	Ps.	3,819,287
Without Grade or Not available
Corporate	Ps.	133,149	Ps.	133,262	Ps.	—	Ps.	266,411
Financial Entities		60,488		19,847		—		80,335
Total Without Grade or Not available	Ps.	193,637	Ps.	153,109	Ps.	—	Ps.	346,746
	Ps.	5,621,961	Ps.	153,109	Ps.	—	Ps.	5,775,070
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2020
		Stage 1		Stage 2			Stage 3		Total
Investment grade
Sovereign (*)	Ps.	1,708,927	Ps.	—		Ps.	—	Ps.	1,708,927
Other public entities (**)		3,378,438		—			—		3,378,438
Financial entities		169,232		—			—		169,232
Total investment grade	Ps.	5,256,597	Ps.	—		Ps.	—	Ps.	5,256,597
Speculative grade
Corporate	Ps.	204,625	Ps.	—	Ps.		—	Ps.	204,625
Financial entities		113,757		5,149			—		118,906
Total speculative grade	Ps.	318,382	Ps.	5,149		Ps.	—	Ps.	323,531
	Ps.	5,574,979	Ps.	5,149		Ps.	—	Ps.	5,580,128
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

d)	Other accounts receivable at FVTPL

	December 31, 2021		December 31, 2020
Investment grade
Sovereign (*)	Ps.	3,228,480	Ps.	2,958,385
Total investment grade	Ps.	3,228,480	Ps.	2,958,385
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

e)	Other accounts receivable at amortized cost

		December 31, 2021
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for corporate customers	Ps.	10,384,254	Ps.	—	Ps.	—	Ps.	—	Ps.	10,384,254
Other accounts receivable related to gas, energy services, contributions and others		1,051,546		83,952		159,333		—		1,294,831
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		4,502,442		4,502,442
Total other receivables	Ps.	11,435,800	Ps.	83,952	Ps.	159,333	Ps.	4,502,442	Ps.	16,181,527

		December 31, 2020
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for corporate customers	Ps.	7,238,645	Ps.	—	Ps.	—	Ps.	—	Ps.	7,238,645
Other accounts receivable related to gas, energy services, contributions and others		965,745		151,179		176,500		—		1,293,424
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		3,848,940		3,848,940
Total other receivables	Ps.	8,204,390	Ps.	151,179	Ps.	176,500	Ps.	3,848,940	Ps.	12,381,009

Evaluated using general approach

The following table provides information about the exposure to credit risk for other accounts receivable and contract assets for corporate customers as of December 31, 2021, and 2020. The credit quality of these financial assets follows the methodology of the probability of default of Debt securities and other liquid financial assets (See note 4.1.5).

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	9,860,003	Ps.	—	Ps.	—	Ps.	9,860,003
Financial entities		524,251		—		—		524,251
Total investment grade	Ps.	10,384,254	Ps.	—	Ps.	—	Ps.	10,384,254
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	6,773,024	Ps.	—	Ps.	—	Ps.	6,773,024
Financial entities		465,621		—		—		465,621
Total investment grade	Ps.	7,238,645	Ps.	—	Ps.	—	Ps.	7,238,645
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

The following table provides information about the exposure to credit risk by segment for accounts receivable related to gas and energy services, the methodology used to estimate the ECLs is the same used for Loan and Receivable (See note 4.1.5):

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	153,917	Ps.	—	Ps.	—	Ps.	153,917
Gas		656,962		80,326		72,759		810,047
Energy		73,084		3,626		86,574		163,284
Other accounts receivable		167,583		—		—		167,583
Total segmentation	Ps.	1,051,546	Ps.	83,952	Ps.	159,333	Ps.	1,294,831

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	150,972	Ps.	—	Ps.	—	Ps.	150,972
Gas		527,230		144,339		91,907		763,476
Energy		75,350		6,840		84,593		166,783
Other accounts receivable		212,193		—		—		212,193
Total segmentation	Ps.	965,745	Ps.	151,179	Ps.	176,500	Ps.	1,293,424

Evaluated using simplified approach

Grupo Aval uses a probability matrix to measure the ECL for other receivables from individual customers, which have small balances.

The weighted-average loss rate is calculated using a “rolling rate” method based on the probability that a receivable will progress through successive stages of default until write off. The rolling rate is calculated for exposures in different segments and separately in accordance with the following common features of credit risk.

The following table provides information about the exposure to credit risk and ECLs for trade receivables and contract assets from individual customers as of December 31, 2021 and 2020.

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2021	rate	amount		allowance		impaired
0–30 days past due	1.24%		3,189,052		39,473	—
31–60 days past due	2.22%		678,002		15,081	—
61–90 days past due	13.42%		56,125		7,534	—
More than 90 days past due	42.49%		579,263		246,102	579,263
		Ps.	4,502,442	Ps.	308,190

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2020	rate	amount		allowance		impaired
0–30 days past due	0.60%		2,773,642		16,570	—
31–60 days past due	0.56%		637,251		3,587	—
61–90 days past due	24.19%		43,874		10,611	—
More than 90 days past due	63.35%		394,173		249,700	394,173
		Ps.	3,848,940	Ps.	280,468

The loss rates are based on the experience of real credit loss during a year and the balance of accounts receivable at the cut-off date for previously defined homogeneous segments. It takes into consideration elements such as: segmentation by type of receivable account, date of analysis, definition of loss, among others. Based on the characteristics of the short-term receivable accounts, these portfolios result from operations where there are no non-linear impacts, therefore, the application of macroeconomic scenarios is not considered.

f)	Derivative instruments

The details of credit rating determined by independent credit rating agents of counterparties in trading derivative and hedge derivatives are as follows.

Credit worthiness	December 31, 2021		December 31, 2020
Investment grade	Ps.	986,231	Ps.	972,729
Speculative		1,504		9,274
Without grade or not available		219,422		308,141
Total	Ps.	1,207,157	Ps.	1,290,144

The following table shows an analysis of counterparty credit exposures that arise from derivative transactions. Transactions derived from Grupo Aval are generally fully guaranteed with cash:

Trading derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2021
Derivative assets	Ps.	63,868,342	Ps.	1,162,909	Ps.	18,568,369	Ps.	5,441
Derivative liabilities		57,021,642		1,049,910		11,681,893		8,648
2020
Derivative assets	Ps.	33,810,221	Ps.	1,133,924	Ps.	2,919,623	Ps.	—
Derivative liabilities		36,465,423		1,452,574		5,225,408		1,165

Hedging derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2021
Derivative assets	Ps.	2,077,334	Ps.	44,248	Ps.	1,469,048	Ps.	—
Derivative liabilities		5,001,665		55,813		2,857,279		—
2020
Derivative assets	Ps.	3,732,435	Ps.	156,220	Ps.	1,577,234	Ps.	—
Derivative liabilities		1,326,995		56,627		387,873		—

Derivative transactions of Grupo Aval are collateralized by cash of Ps (1,012,678) as of December 31, 2021, and of Ps. 429,544 as of December 31, 2020, see note 4.1.10 “Offset of financial assets and financial liabilities”.

g)	Cash and cash equivalents

Grupo Aval held cash and cash equivalents of Ps. 36,642,829 as of December 31, 2021 (2020: Ps. 34,025,535). The cash and cash equivalents are held in central banks and financial institution counterparties. The following table shows an analysis of counterparty credit exposures:

	December 31, 2021		December 31, 2020
Investment grade	Ps.	16,351,608	Ps.	16,273,954
Central bank		5,113,247		3,943,832
Financial entities		11,238,361		12,328,559
Others		—		1,563
Speculative grade		13,820,904		11,319,651
Central bank		11,200,970		9,900,155
Financial entities		2,619,934		1,419,496
Without grade or not available		72,756		93,920
Financial entities		72,756		93,920
Cash and cash equivalent with third parties	Ps.	30,245,268	Ps.	27,687,525
Cash held by entity (**)		6,397,561		6,338,010
Total	Ps.	36,642,829	Ps.	34,025,535
(**)   Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

4.1.4          Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements

The exposure to credit risk for each of Grupo Aval´s financial subsidiaries is reduced by collateral and other credit enhancements. The existence of collateral security or guarantees can be a requirement but not a determinant one for the approval of a credit. Credit risk policies of Grupo Aval require an evaluation of the debtor’s payment capacity based on the debtor´s ability to generate the resources needed for the timely and complete payment of its obligations.

Credit risk management includes the following activities:

●	Analysis of credit risk: For commercial lending, tools are used for the individual evaluation of credits based on payment capacity supported on cash generation, credit rating models with inputs from historical and projected financial condition, and on the payment history of the debtor with the financial sector. For interbank and overnight funds, the Camel Model is used to analyze financial institutions according to six factors represented by capital adequacy, assets quality, management, earnings, liquidity, and sensitivity. For consumer lending (including mortgages and auto financing), scoring models are based on socio-demographic variables and payment history.
●	Evaluation of collateral security / guarantees with appropriate debt coverage in accordance with the credit policies of each financial subsidiary. Collateral security includes mortgages on real estate, pledge on assets, cash deposits and investments.
●	Evaluation of the liquidity of the collateral security / guarantees received.
The methods used for the evaluation of collateral security / guarantees are aligned with the market practices and include the use of independent real estate appraisers or the market value of securities. All collateral security / guarantees must be legally evaluated and drafted following the parameters of applicable legal regulations.

Residential mortgage lending

The following tables classify credit exposures for mortgage loans and advances to retail customers by ranges of loan-to-value (LTV) ratio. LTV is calculated as the ratio of the gross amount of the loan – or the amount of the loan commitments – to the value of the collateral. The value of the collateral for residential mortgage loans is based on the collateral value at origination updated based on changes in house price indices. For credit-impaired loans the value of collateral is based on the most recent appraisals.

	December 31, 2021		December 31, 2020
LTV ratio
Less than 50%	Ps.	9,023,386	Ps.	7,995,750
51 – 70%		9,821,038		8,341,911
71 – 90%		8,588,798		6,675,478
91 – 100%		1,347,872		1,251,401
More than 100%		339,222		294,231
Total	Ps.	29,120,316	Ps.	24,558,771

Credit-impaired mortgage loans

	December 31, 2021		December 31, 2020
LTV ratio
Less than 50%	Ps.	230,561	Ps.	192,426
51 – 70%		346,707		254,087
More than 70%		521,389		356,504
Total	Ps.	1,098,657	Ps.	803,017

As of December 31, 2021, and 2020, the following chart shows the detail of the credit portfolio per type of guarantees received.

									Interbank and
December 31, 2021	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	59,158,224	Ps.	66,439,942	Ps.	8,615	Ps.	199,049	Ps.	920,517	Ps.	126,726,347
Loans secured by other banks		130,507		2,873		—		—		—		133,380
Collateralized credits:
Mortgages		722,048		100,014		27,072,481		944		—		27,895,487
Other real estate		26,764,073		1,691,761		5,019		211		—		28,461,064
Investments in equity instruments		446,066		—		—		—		—		446,066
Deposits in cash or cash equivalents		1,970,279		222,014		—		—		—		2,192,293
Leased machineries and vehicles		8,726,191		361,770		1,969,170		—		—		11,057,131
Fiduciary agreements, standby letters and guarantee funds		10,071,120		32,225		64,975		114,188		—		10,282,508
Pledged income		3,814,831		—		—		—		—		3,814,831
Pledges		5,443,246		7,953,877		56		124		—		13,397,303
Other assets		4,781,219		84,669		—		3,223		2,297,916		7,167,027
Total gross loan portfolio	Ps.	122,027,804	Ps.	76,889,145	Ps.	29,120,316	Ps.	317,739	Ps.	3,218,433	Ps.	231,573,437

									Interbank and
December 31, 2020	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	50,133,716	Ps.	56,603,996	Ps.	5,906	Ps.	242,727	Ps.	571,851	Ps.	107,558,196
Loans secured by other banks		237,028		2,640		—		—		—		239,668
Collateralized credits:
Mortgages		535,414		90,342		22,719,588		1,701		—		23,347,045
Other real estate		25,261,669		1,541,786		5,486		357		—		26,809,298
Investments in equity instruments		309,014		—		—		—		—		309,014
Deposits in cash or cash equivalents		1,357,417		213,473		—		—		33,276		1,604,166
Leased machineries and vehicles		8,475,723		338,388		1,755,468		—		—		10,569,579
Fiduciary agreements, standby letters and guarantee funds		12,103,331		32,609		72,217		118,032		—		12,326,189
Pledged income		4,212,031		—		—		—		—		4,212,031
Pledges		4,937,867		6,942,093		55		369		—		11,880,384
Other assets		3,423,728		70,130		51		9,135		4,088,551		7,591,595
Total gross loan portfolio	Ps.	110,986,938	Ps.	65,835,457	Ps.	24,558,771	Ps.	372,321	Ps.	4,693,678	Ps.	206,447,165

As of December 31, 2021, and 2020, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2021				December 31, 2020
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	29,813,813	Ps.	27,396,891	Ps.	26,518,457	Ps.	24,473,502
Stage 3		2,989,892		2,691,236		2,516,373		2,397,219
	Ps.	32,803,705	Ps.	30,088,127	Ps.	29,034,830	Ps.	26,870,721

4.1.5          Amounts arising from Expected Credit Loss (ECL)

Definition of Default

Grupo Aval considers a financial asset to be in default when:

●	The borrower is unlikely to pay its credit obligations to Grupo Aval in full. Without prejudice, Grupo Aval takes actions such as realizing collateral (if any is held);
●	The borrower is more than 90 days past due on any material credit obligation other than mortgages to Grupo Aval. Overdrafts are considered past due once the customer has breached the allowed tenor or been advised of the reduction of the limit;
●	For mortgages, when the borrower is more than 180 days past due in Colombia, and 90 days past due in Central America;
●	The borrower is in a state of restructuring, bankruptcy proceedings or business reorganization.
●	In the case of fixed income financial securities, the following concepts among others apply:
-	External rating of the issuer or instrument in rating D under Standard & Poor’s and Fitch Ratings scale or rating C under Moody’s scale;
-	Contractual payments are not made on the due date;
-	There is a very high probability of suspension of payments;
-	The issuer likely to go bankrupt or file for bankruptcy or similar action; or
-	The financial asset no longer has an active market given its financial difficulties.
In assessing whether a borrower is in default, Grupo Aval considers indicators as follows:

●	Qualitative: e.g. breaches of non-financial covenants;
●	Quantitative: e.g. breaches of financial covenants, overdue status and non-payment of another obligation of the same issuer to Grupo Aval; and
●	Based on internally historical or developed data and obtained from external sources.
Inputs used in the assessment of whether a financial instrument is in default and their significance may vary over time to reflect changes in circumstances.

Inputs, assumptions and techniques used to estimate expected credit loss allowance

Credit risk models measures the exposure for individual counterparties, based on the following parameters: Probability of default (PD), loss given default (LGD) and exposure at default (EAD). For a specific credit facility (Loans, debt securities, other liquid financial assets, other accounts receivable, loan commitments and financial guarantee contracts) the product of these three parameters results in the expected credit loss. See accounting policy in Note 2 (2.5 ix).

Measurement of ECL

The measurement of expected credit losses is a calculation that involves an important number of interrelated inputs and assumptions, such as the financial asset’s probability of default, loss given default and exposure at default, which are modelled based on macroeconomic variables. Furthermore, the economic impact caused by COVID-19 on the determination of the ECL required the application of expert credit judgment that involved the current situation. See Note 1.1 Other events.

As mentioned above, the key inputs for the measurement of ECLs are usually the following variables:

●	Probability of default (PD);
●	Loss given default (LGD); and
●	Exposure at default (EAD).
The estimation of these parameters depends on the credit facility. Loans and receivables methodology uses information derived from internally developed statistical models, comprising both quantitative and qualitative factors, and other historical data. On the other hand, debt securities methodology incorporates relevant external market information or international credit ratings.

PD is the probability that the counterpart defaults in its payment obligations of capital and/or interest. Credit risk grades are the primary input in the determination of the term structure of PD for exposures. Grupo Aval collects performance and default information about its credit risk exposures analyzed by jurisdiction or region, by type of product and borrower, and by credit risk grade. For some portfolios, information purchased from external credit reference agencies may also be used.

Grupo Aval employs statistical models to analyze the data collected and generates estimates of the remaining lifetime PD of exposures and how these are expected to change as a result of the passage of time.

LGD is an estimate of the loss arising on default, is the percentage of exposure that the entity ultimately expects to lose in the event of a default in a financial instrument.

Grupo Aval estimates LGD parameters based on the history of recovery rates of claims against defaulted counterparties. The LGD models considers the structure, collateral, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. For loans secured/ guaranteed by real estate, loan-to-value (LTV) ratios will be a key parameter in determining LGD. Estimates are calibrated for different economic scenarios and, for real estate lending, to reflect possible changes in property prices.

The EAD represents the expected exposure in the event of default. Grupo Aval derives the EAD from the current exposure to the counterparty and potential changes to the current amount allowed under the contract, including amortization and prepayments. The EAD of a financial asset is the gross carrying amount at default. For lending commitments and financial guarantees, the EAD considers the amount drawn, as well as potential future amounts that may be drawn or repaid under the contract, which are estimated based on historical observations and forward-looking forecasts.

Subject to using the Lifetime PD for financial assets for which credit risk has significantly increased, Grupo Aval measures ECLs considering the risk of default over the maximum contractual period (including any borrower’s extension options) over which there is exposure to credit risk, even if for risk management purposes, Grupo Aval considers a longer period. The maximum contractual period extends to the date at which Grupo Aval has the right to require repayment of an advance or terminate a loan commitment or guarantee.

For retail overdrafts, credit cards, and certain corporate revolving facilities that include both a loan and an undrawn commitment component, Grupo Aval measures ECLs over a period longer than the maximum contractual period if Grupo Aval’s contractual ability to demand repayment and cancel the undrawn commitment does not limit Grupo Aval’s exposure to credit losses to the contractual notice period. These facilities do not have a fixed term or repayment structure and are managed on a collective basis. Grupo Aval can cancel them with immediate effect, but the contractual right is not enforced in the normal day-to-day management, but rather when Grupo Aval becomes aware of an increase in credit risk of a particular facility. This period is estimated considering the credit risk management actions that Grupo Aval expects to mitigate ECLs. These include a reduction in the limits and the cancellation of the credit.

Where modelling of a parameter is carried out on a collective basis, the financial instruments are grouped based on shared risk characteristics that include:

●	Instrument type;
●	Credit risk ratings;
●	Collateral type;
●	Date of initial recognition;
●	Remaining term to maturity; and
●	Industry.
The groups are subject to regular review to ensure that exposures within a particular group remain appropriately homogeneous.

Credit Risk Model: Loans and receivables

I.          Transitions between stages

Significant Increase in Credit Risk

When determining whether the credit risk (i.e. risk of default) of a financial instrument has increased significantly since initial recognition, Grupo Aval considers reasonable and supportable information that is relevant and available without undue cost or effort, including both quantitative and qualitative information and analysis based on Grupo Aval’s historical experience, expert credit assessment and forward-looking information.

The following criteria are used to determine if a significant increase in credit risk has occurred:

●	Comparison of the remaining lifetime probability of default (PD) at the reporting date with the lifetime PD at initial recognition of the exposure.
●	Quantitative aspects such as credits with 30 days past due.
●	Qualitative criteria from analysts is also considered based on expert and supportable information.
The criteria for determining whether credit risk has increased significantly will vary by portfolio and will include a backstop based on delinquency.

Grupo Aval will monitor the effectiveness of the criteria used in identifying significant increases in credit risk through regular reviews to confirm that:

●	The criteria are useful in identifying significant increases in credit risk before an exposure is in default;
●	The criteria align with the point in time when an asset becomes over 30 days past due;
●	The average time between the identification of a significant increase in credit risk and default appears reasonable;
●	Exposures are not generally transferred directly from 12-month ECL measurement to credit-impaired; and
●	There is unwarranted volatility in loss allowance from transfers between 12-month ECL and lifetime ECL measurements.

II.          PD – Probability of Default

Term structure of PD

Credit risk grades are the primary input in the determination of the term structure of PD for exposures. Grupo Aval collects performance and default information about its credit risk exposures analyzed by jurisdiction or region, by type of product and borrower, and by credit risk grade. For some portfolios, information purchased from external credit reference agencies may also be used.

Grupo Aval employs statistical models to analyze the data collected and generates estimates of the remaining lifetime PD of exposures and how these are expected to change as a result of the passage of time.

This analysis includes the identification and calibration of the relation between changes in default rates and changes in key macro-economic factors, as well as an in-depth analysis of the impact of certain other factors on the risk of default. For exposures to specific industries and/or regions, the analysis may extend to relevant commodity and/ or real estate prices.

For stage 1 the PD estimates the probability that the credit will default in the next 12 months, while the PD in stage 2 is the result of the probabilities for the remaining life of the credit. The probability in Stage 3 is defined as 100%.

Grupo Aval’s approach to incorporating forward-looking information into this assessment is discussed below.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into both its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECLs. Grupo Aval formulates a ‘base case’ view of the future direction of relevant economic variables and a representative range of other possible forecast scenarios based on forecasts provided by economic experts and considering a forecast of multiple variables. This process involves developing two or more additional economic scenarios and considering the relative probabilities of each outcome.

The B scenario (base case) represents a most-likely outcome. It is aligned with information used by Grupo Aval for other purposes, such as budgeting. The other scenarios represent more optimistic and more pessimistic outcomes with their respective probability of occurrence.

Grupo Aval has identified and documented key drivers of credit risk and credit losses for each portfolio of financial instruments and, using an analysis of historical data, has estimated relationships between macro-economic variables and credit risk and credit losses.

Changes in economic conditions will be monitored by Grupo Aval´s Entities and subsidiaries to be incorporated into the macroeconomic parameters used to prepare stress scenarios and financial projections. Forward looking information was adjusted, recognizing macroeconomic impacts based on the available information about past events, current conditions and forecasts of economic conditions, considering the impact generated by COVID-19 and the subsequent economic recovery of some regions.

For more information, see Note 1.1 Other events COVID-19 impact.

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Colombia.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.39%	4.19%	5.63%	2.26%	2.69%	3.08%
Interest rate	4.50%	5.25%	6.50%	1.75%	2.25%	2.75%
GDP Growth	3.63%	4.57%	6.19%	3.89%	4.86%	5.85%
Used home prices	(2.20%)	1.18%	4.06%	(2.10%)	0.96%	3.27%
Unemployment rate	12.81%	11.38%	9.74%	16.31%	14.43%	12.90%

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Guatemala.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	4.46%	3.95%	3.74%	5.31%	3.28%	2.52%
Nominal interest rate variation	0.09%	(0.12%)	(0.30%)	0.04%	(0.27%)	(0.50%)
GDP Growth	3.83%	4.53%	6.49%	1.67%	4.20%	5.84%
Exchange rate	0.29%	(0.25%)	(1.64%)	1.16%	(0.25%)	(1.79%)

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Honduras.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	4.59%	4.38%	3.32%	3.34%	3.57%	2.54%
Nominal interest rate variation	0.61%	0.07%	(1.15%)	0.20%	(0.21%)	(0.50%)
GDP Growth	2.81%	4.53%	4.92%	2.03%	3.94%	4.71%
Exchange rate	0.91%	0.15%	(2.47%)	1.91%	0.92%	(0.55%)

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for El Salvador. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	1.13%	2.18%	3.34%	1.22%	0.23%	(0.23%)
Nominal interest rate variation	(0.03%)	0.69%	1.45%	1.10%	0.40%	(0.08%)
GDP Growth	4.43%	3.42%	1.53%	1.96%	3.60%	4.69%

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Nicaragua. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	5.68%	4.14%	2.30%	3.67%	2.78%	2.49%
Nominal interest rate variation	3.73%	0.75%	(0.98%)	1.05%	0.11%	(1.38%)
GDP Growth	0.28%	3.31%	4.54%	(2.28%)	0.14%	2.12%

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Costa Rica.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	4.13%	3.33%	1.53%	2.22%	0.98%	0.75%
Nominal interest rate variation	1.59%	0.03%	(1.11%)	2.28%	1.82%	(0.01%)
GDP Growth	2.86%	3.32%	4.86%	0.93%	2.98%	4.27%
Exchange rate	6.84%	1.39%	0.00%	5.22%	3.67%	2.19%

The economic scenarios used as of December 31, 2021, and 2020 (one-year projections) include the following expected scenarios of key indicators (among others) for Panamá. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.78%	2.86%	2.17%	1.89%	0.23%	(0.29%)
Nominal interest rate variation	0.89%	0.84%	0.37%	0.21%	0.02%	(0.13%)
GDP Growth	3.35%	5.12%	8.03%	2.37%	4.04%	6.34%

The scenario probability weightings applied as of December 31, 2021, and 2020 in measuring ECL are as follows.

Colombia

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	23%	57%	20%	23%	55%	22%

Guatemala

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	10%	55%	35%	10%	65%	25%

Honduras

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	60%	25%	15%	65%	20%

El Salvador

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	30%	60%	10%	20%	65%	15%

Nicaragua

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	25%	55%	20%	20%	65%	15%

Costa Rica

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	65%	20%	35%	60%	5%

Panamá

	2021			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	60%	25%	30%	60%	10%

The table below shows the loss allowance on loans assuming each forward-looking scenario (e.g. scenario A, B and C) were weighted 100% instead of applying scenario probability weights across the three scenarios.

		December 31, 2021					December 31, 2020
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	122,027,804	Ps.	122,027,804	Ps.	122,027,804	Ps.	110,986,938	Ps.	110,986,938	Ps.	110,986,938
Consumer		76,889,145		76,889,145		76,889,145		65,835,457		65,835,457		65,835,457
Mortgages		29,120,316		29,120,316		29,120,316		24,558,771		24,558,771		24,558,771
Microcredit		317,739		317,739		317,739		372,321		372,321		372,321
Interbank and overnight founds		3,218,433		3,218,433		3,218,433		4,693,678		4,693,678		4,693,678
Total gross exposure	Ps.	231,573,437	Ps.	231,573,437	Ps.	231,573,437	Ps.	206,447,165	Ps.	206,447,165	Ps.	206,447,165

Loss Allowance
Commercial	Ps.	5,720,145	Ps.	5,830,791	Ps.	5,940,469	Ps.	5,247,205	Ps.	5,270,163	Ps.	5,321,111
Consumer		4,410,869		4,599,286		4,766,627		4,884,759		4,958,046		5,072,691
Mortgages		670,926		732,072		785,675		519,443		552,532		584,010
Microcredit		102,434		105,148		107,139		126,561		123,609		122,413
Interbank and overnight founds		7,198		7,279		7,335		3,251		3,345		3,460
Total Loss Allowance	Ps.	10,911,572	Ps.	11,274,576	Ps.	11,607,245	Ps.	10,781,219	Ps.	10,907,695	Ps.	11,103,685

Proportion of Assets in Stage 2
Commercial		9.8%		10.1%		10.5%		8.6%		8.8%		9.0%
Consumer		11.3%		12.7%		14.0%		17.9%		18.1%		18.7%
Mortgages		16.9%		17.5%		18.2%		20.2%		20.6%		21.2%
Microcredit		13.7%		13.7%		13.7%		8.2%		8.2%		8.2%
Interbank and overnight founds		—%		—%		—%		—%		—%		—%

Credit Risk Rating

Grupo Aval allocates each exposure to a credit risk grade based on a variety of data intended to be predictive of the probability of default and applying experienced credit judgment. Grupo Aval uses these grades with the purpose identifying significant increases in credit risk. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. These factors may vary depending on the nature of the exposure and the type of borrower.

Each exposure is allocated to a credit risk grade at initial recognition based on available information about the borrower. Exposures are subject to ongoing monitoring, which may result in an exposure being moved to a different credit risk grade. The monitoring typically involves using of the following data:

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.
-Information collected internally about the behavior of customers.
-Information from the different sectors.

III.          LGD – Loss Given Default

LGD is a measure of the likely loss in the event of a default. To estimate LGD, Grupo Aval uses information of the collateral security / guarantee which covers each individual credit, when available. In any case, Grupo Aval uses historical and forward-looking information (the same information described above in II. PD – Probability of Default - Forward-Looking Information) to estimate the expected potential recovery in case of a default. The LGD is estimated in groups by type of credit, collateral security / guarantee or maturity.

IV.          EAD – Exposure at Default

EAD represents the expected exposure from a counterparty at the time of a possible default. For stage 2 Grupo Aval incorporates in the analysis of the exposure at default the probability of payments and increase in exposure during the lifetime of the credit.

These probabilities are estimated using the historical information collected by the financial subsidiaries and are grouped by type of product. The probabilities are constantly reviewed in order to accurately estimate them and calibrate them.

Credit Risk Model: Debt securities

This model estimates the impairment of credit risk in debt securities. In general, at the moment of inception, all financial assets originate ECLs for the next 12 months. If credit risk increases significantly and there is enough objective evidence of increase of probability of default, then the reserve is adjusted for the remaining life of the financial asset.

I.          Transition between stages

A financial asset is classified as a low credit risk asset if the issuer is related to an investment grade credit rating.

Financial assets different than low credit risk must be evaluated individually. The first step in the methodology consist in evaluating a significant increase in credit risk by comparing the current status against the status at initial recognition of the security.

External elements related to a significant increase in credit risk are detailed below:

●	Negative changes in external credit ratings.
●	Changes in external market variables such as credit spreads, prices of issuer’s CDS and other prices of debt instruments and equities.
●	Changes in business, economic, financial, regulatory or technological environment which can affect the payment capacity of the issuer.
●	Changes in operational results that can compromise the payment capacity of the issuer.
If the financial asset loses its low credit risk condition or if changes in external environment results in a review of the condition, then this probably shows a significant increase in credit risk. Consequently, the financial asset will be analyzed to determine if there is a significant increase of credit risk (stage 2) or if the asset should be classified as stage 3.

Objective evidence of impairment is the second step in making changes between stages. It is concluded that there is objective evidence of impairment if one the following situations is met:

●	The external credit rating of the issuer, issuer or counterparty is reduced to D on the Standard & Poor´s and Fitch Ratings scale or up to C on the Moody´s scale.
●	Contractual payments are not made on the established dates, terms or grace periods.
●	There is a certainty of suspension of payments.
●	There is a probability that the issuer or counterparty will go into a bankruptcy process.
●	Due to financial difficulties there is no market for financial assets.

II.          PD – Probability of default

PD depends of the external credit rating of the issuance, issuer or counterparty. Credit rating information is published by international credit rating corporations, such as Standard & Poor’s, Moody’s and Fitch Ratings, or national credit rating corporations, such as Fitch Ratings Colombia S.A. or BRC. In any case, international ratings have priority over national ratings.

Credit ratings from S&P have priority over the other rating corporations. If the issuance, issuer or counterparty is not rated by S&P, credit ratings from Moody’s or Fitch Ratings can be used but they must be translated to the S&P rating scale. The order of priority in credit rating corporations is as follows: S&P in first place, Moody’s in second place and Fitch Ratings in the third one. The reason for choosing this hierarchy is to avoid discretion at the time of assigning a rating. National credit ratings can be used only if international credit ratings are not available, and the translation condition to the S&P rating scale must be followed as well.

For financial assets classified as stage 1, PD correspond to the probability of default for the next 12 months established in accordance to “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis.  If the remaining life of the assets is less than 12 months, the resulting PD will correspond to the weighted 12 months-PD with the remaining life of the financial asset.

For financial assets classified as stage 2, lifetime PD must be used and computed using the “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis and according to the term of each flow.

For financial assets classified as stage 3, lifetime PD will equal 100% for any issuance, issuer or counterparty.

PD value tables are available in S&P Global Ratings: “2020 Annual Sovereign Default Study and Rating Transitions” and “2020 Annual Global Corporate Default Study and Rating Transitions Study”.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECL. This information will directly affect the PD and the stage classification.

When rating the sovereign and corporate issuers, credit ratings agencies incorporate prospective information, as well as forecasting of macroeconomic variables and the influence of these factors over the business conditions. Grupo Aval’s methodology includes external credit ratings which, under the previous argument, have already considered prospective information.

Furthermore, credit ratings are also subject to rating outlooks which can modify the current credit ratings. Details are provided below. Rating outlooks are published by credit rating corporations and reflect the perspective of the potential long-term credit rating over the next 6 to 24 months.

●	If the Rating Outlook is categorized as “STABLE”, no adjustments in credit ratings are needed.
●	If the Rating Outlook is “POSITIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating improves one notch. However, this would only take place if the resulting PD is lower than the current PD.
●	If the Rating Outlook is “NEGATIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating deteriorates one notch. However, this would only take place if the resulting PD is higher than the current PD.

III.          LGD – Loss given default

LGD is a measure of the potential loss if a default scenario occurs. To establish the LGD, Grupo Aval’s methodology uses information published by Moody’s credit rating corporation. LGD is based on relevant external default data, such as the historical recovery rates, which is defined as the complement of LGD calculation.

Moody’s computes Recovery Rates as the ratio between market prices after 30 days of the default or the debt swap price at the closing date, and the market price of the issuance at the beginning of the default. In the case of unavailable market prices, recovery rates will be the resulting ratio between present value of expected cash flows of the new instruments received with the debt swap and the present value of the initial instruments.

Grupo Aval´s methodology assigns weights for recovery rates for Sovereigns Debt and Corporates Debt. The recovery rates for Sovereigns Debt rose slightly from 52% in 2020 to 53% in 2021, also the recovery rates for Corporates Debt fell moderately from 47% in 2020 to 46.9% in 2021.

Further information is available and published annually by Moody’s in the “Sovereign default and recovery rates 1983-2020” and “Annual Default Study” reports.

IV.          EAD – Exposure at default

EAD represents the amount owed from a counterparty at the time of a possible default and only for securities classified at amortized cost or FVOCI. See accounting policy in Note 2 (2.5 ix).

For stage 1 and stage 3 financial assets, EAD will correspond to the full valuation of the assets at amortized cost.

For stage 2 financial assets, EAD will consider the financial asset amortized scheme assuming no default in the previous years.

In the case that financial assets present a guarantees or security collateral, these could reduce total EAD. This is a typical case of collateralized interbank loans.

Credit Risk Model: Other accounts receivable

Grupo Aval uses two approaches to estimate ECL of financial assets classified as other accounts receivables.

The first one is the simplified approach where Grupo Aval uses an allowance matrix to measure the ECLs of trade receivables from individual customers, which comprise a very large number of small amounts.

Loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off. Roll rates are calculated separately for exposures in different segments based on the following common credit risk characteristics like type of product purchased.

Loss rates are based on the experience of real credit loss during a year and the balance of accounts receivable at the cut-off date for previously defined homogeneous segments. It takes into consideration elements such as: segmentation by type of receivable account, date of analysis, definition of loss, among others. Based on the characteristics of the short-term receivable accounts, these portfolios result from operations where there are no non-linear impacts, therefore, the application of macroeconomic scenarios is not considered.

The second one is the general approach, it considers the methodologies explained above for loans and debt securities. For non-financial companies in the oil and gas sector, the loans methodology is considered, while the debt securities methodology is considered for government and other government related entities.

For more information, see Note 1.1 Other events COVID-19 impact.

Loss allowance

The table below shows the loss allowance balances as of December 31, 2021 and 2020.

	December 31, 2021
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	655,655	Ps.	1,006,822	Ps.	4,192,268	Ps.	—	Ps.	5,854,745
Loan consumer portfolio		1,066,543		1,396,101		2,118,360		—		4,581,004
Loan mortgage portfolio		93,122		286,903		352,382		—		732,407
Loan microcredit portfolio		6,740		13,291		85,039		—		105,070
Loan interbank and overnight founds portfolio		2,386		—		—		—		2,386
Total loan portfolio	Ps.	1,824,446	Ps.	2,703,117	Ps.	6,748,049	Ps.	—	Ps.	11,275,612
Investments in debt securities at amortized cost		3,297		7,401		—		—		10,698
Other accounts receivable		18,939		16,771		129,449		217,643		382,802
Total loss allowance financial assets at amortized cost	Ps.	1,846,682	Ps.	2,727,289	Ps.	6,877,498	Ps.	217,643	Ps.	11,669,112

Investments in debt securities at FVOCI		123,978		—		—		—		123,978
Loan commitments and financial guarantee contracts		45,916		10,097		6,028		—		62,041
Total loss allowance	Ps.	2,016,576	Ps.	2,737,386	Ps.	6,883,526	Ps.	217,643	Ps.	11,855,131

	December 31, 2020
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	656,830	Ps.	805,097	Ps.	3,818,479	Ps.	—	Ps.	5,280,406
Loan consumer portfolio		1,013,071		1,948,030		1,977,870		—		4,938,971
Loan mortgage portfolio		72,294		225,889		262,721		—		560,904
Loan microcredit portfolio		17,089		60,040		46,910		—		124,039
Loan interbank and overnight founds portfolio		792		—		59		—		851
Total loan portfolio	Ps.	1,760,076	Ps.	3,039,056	Ps.	6,106,039	Ps.	—	Ps.	10,905,171
Investments in debt securities at amortized cost		7,188		7		—		—		7,195
Other accounts receivable		18,136		13,548		107,471		203,902		343,057
Total loss allowance financial assets at amortized cost	Ps.	1,785,400	Ps.	3,052,611	Ps.	6,213,510	Ps.	203,902	Ps.	11,255,423

Investments in debt securities at FVOCI		96,307		179		—		—		96,486
Loan commitments and financial guarantee contracts		57,226		8,679		1,488		—		67,393
Total loss allowance	Ps.	1,938,933	Ps.	3,061,469	Ps.	6,214,998	Ps.	203,902	Ps.	11,419,302

The table below shows for loans stage 3 individually assessed for ECL the gross amount and loss allowance balances as of December 31, 2021 and 2020.

	December 31, 2021
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	234,321	Ps.	226,767	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	234,321	Ps.	226,767	Ps.	—

With recognized provision
Commercial	Ps.	7,451,781	Ps.	1,611,433	Ps.	3,063,079
Consumer		1,825		—		1,103
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	7,453,606	Ps.	1,611,433	Ps.	3,064,182
Totals
Commercial		7,686,102		1,838,200		3,063,079
Consumer		1,825		—		1,103
Repos, interbank loans portfolio		—		—		—
Total	Ps.	7,687,927	Ps.	1,838,200	Ps.	3,064,182

	December 31, 2020
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	193,605	Ps.	170,588	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	193,605	Ps.	170,588	Ps.	—

With recognized provision
Commercial	Ps.	6,771,799	Ps.	1,202,068	Ps.	2,810,985
Consumer		14,840		4,433		5,697
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	6,786,639	Ps.	1,206,501	Ps.	2,816,682
Totals
Commercial		6,965,404		1,372,656		2,810,985
Consumer		14,840		4,433		5,697
Repos, interbank loans portfolio		—		—		—
Total	Ps.	6,980,244	Ps.	1,377,089	Ps.	2,816,682

The difference between the value of the loan and the guarantees disclosed on the table above corresponds to unsecured loans valued with the discounted cash flow method. When using this method, it is implied that it is possible for the customer to make future payments.

The loss allowance recognized in the period is impacted by a variety of factors, as described below:

●	Transfers between Stage 1 and Stages 2 or 3 due to financial instruments experiencing significant increases (or decreases) in credit risk or becoming credit-impaired in the period, and the consequent "step up" (or "step down") between 12-month and lifetime ECL;
●	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized in the period;
●	Impact of the measurement of ECL due to changes made to models and assumptions;
●	Discount unwind within ECL due to the passage of time, as ECL is measured on a present value basis;
●	Foreign exchange retranslations for asset denominated in foreign currencies and other movements; and
●	Financial assets derecognized during the period and write-offs of allowances related to assets than were written off during the period.

For more information, see Note 1.1 Other events COVID-19 impact.

The following tables show the reconciliations from the opening to the closing balance of the loss allowance by class of financial instrument. See note 1.1 “Other events COVID-19”.

Total Loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	8,196,187
Transfers:
Transfer from stage 1 to stage 2		(231,472)		231,472		—		—
Transfer from stage 1 to stage 3		(132,800)		—		132,800		—
Transfer from stage 2 to stage 3		—		(567,849)		567,849		—
Transfer from stage 3 to stage 2		—		104,502		(104,502)		—
Transfer from stage 2 to stage 1		323,445		(323,445)		—		—
Transfer from stage 3 to stage 1		114,968		—		(114,968)		—
Net remeasurement of loss allowance (4)		(352,578)		632,102		3,696,083		3,975,607
New financial assets originated or purchased		659,037		119,690		203,482		982,209
Financial assets that have been derecognized		(366,590)		(241,128)		(177,357)		(785,075)
Unwind of discount (1)		280		2,155		502,002		504,437
FX and other movements		52,724		49,148		(72,493)		29,379
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
Loss allowance as of December 31, 2019	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	8,185,797
Transfers:
Transfer from stage 1 to stage 2		(747,230)		747,230		—		—
Transfer from stage 1 to stage 3		(86,240)		—		86,240		—
Transfer from stage 2 to stage 3		—		(1,121,369)		1,121,369		—
Transfer from stage 3 to stage 2		—		282,952		(282,952)		—
Transfer from stage 2 to stage 1		760,572		(760,572)		—		—
Transfer from stage 3 to stage 1		101,001		—		(101,001)		—
Net remeasurement of loss allowance (3)		163,470		2,134,128		3,330,703		5,628,301
New financial assets originated or purchased		997,855		1,338,601		597,193		2,933,649
Financial assets that have been derecognized		(1,332,641)		(658,999)		(333,365)		(2,325,005)
Unwind of discount (1)		—		—		488,862		488,862
FX and other movements		56,520		(69,694)		3,723		(9,451)
Write-offs		(6,369)		(11,953)		(3,978,660)		(3,996,982)
Loss allowance as of December 31, 2020	Ps.	1,760,076	Ps.	3,039,056	Ps.	6,106,039	Ps.	10,905,171
Transfers:
Transfer from stage 1 to stage 2		(375,884)		375,884		—		—
Transfer from stage 1 to stage 3		(62,711)		—		62,711		—
Transfer from stage 2 to stage 3		—		(1,573,080)		1,573,080		—
Transfer from stage 3 to stage 2		—		493,121		(493,121)		—
Transfer from stage 2 to stage 1		722,124		(722,124)		—		—
Transfer from stage 3 to stage 1		119,424		—		(119,424)		—
Net remeasurement of loss allowance (2)		(512,733)		895,936		3,457,483		3,840,686
New financial assets originated or purchased		1,536,668		1,139,491		1,196,713		3,872,872
Financial assets that have been derecognized		(1,342,958)		(952,975)		(946,763)		(3,242,696)
Unwind of discount (1)		—		—		440,452		440,452
FX and other movements		52,304		206,490		135,859		394,653
Write-offs		(71,864)		(198,682)		(4,664,980)		(4,935,526)
Loss allowance as of December 31, 2021	Ps.	1,824,446	Ps.	2,703,117	Ps.	6,748,049	Ps.	11,275,612
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(73,359)	Ps.	588,507	Ps.	139,586	Ps.	654,734

(3)       This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(203,257)	Ps.	951,565	Ps.	94,477	Ps.	842,785

(4)       This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	71,209	Ps.	23,388	Ps.	53,684	Ps.	148,281

The following table further explains changes in the gross carrying amount of the loan portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above. See note 1.1 “Other events COVID-19”.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	158,886,792	Ps.	7,721,137	Ps.	10,273,912	Ps.	176,881,841
Transfers:
Transfer from stage 1 to stage 2		(11,790,121)		11,790,121		—		—
Transfer from stage 1 to stage 3		(1,632,972)		—		1,632,972		—
Transfer from stage 2 to stage 3		—		(4,150,773)		4,150,773		—
Transfer from stage 2 to stage 1		6,281,477		(6,281,477)		—		—
Transfer from stage 3 to stage 2		—		743,373		(743,373)		—
Transfer from stage 3 to stage 1		582,523		—		(582,523)		—
New financial assets originated or purchased		122,422,192		1,039,653		3,104,714		126,566,559
Financial assets that have been paid		(111,126,183)		(2,838,645)		(3,549,580)		(117,514,408)
Net remeasurement of amortized cost and other receivables		7,920		(534)		9,783		17,169
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
FX and other movements		613,810		78,913		201,177		893,900
Total portfolio as of December 31, 2019	Ps.	164,206,688	Ps.	8,056,807	Ps.	9,864,619	Ps.	182,128,114
Transfers:
Transfer from stage 1 to stage 2		(23,112,703)		23,112,703		—		—
Transfer from stage 1 to stage 3		(1,574,736)		—		1,574,736		—
Transfer from stage 2 to stage 3		—		(4,284,347)		4,284,347		—
Transfer from stage 2 to stage 1		5,844,035		(5,844,035)		—		—
Transfer from stage 3 to stage 2		—		686,395		(686,395)		—
Transfer from stage 3 to stage 1		296,597		—		(296,597)		—
New financial assets originated or purchased		118,071,909		8,580,252		5,293,832		131,945,993
Financial assets that have been paid		(110,680,835)		(4,172,476)		(4,327,100)		(119,180,411)
Net remeasurement of amortized cost and other receivables		63,866		27,377		27,407		118,650
Write-offs		(6,369)		(11,953)		(3,978,660)		(3,996,982)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
On business combination(1)		12,198,534		390,932		519,752		13,109,218
FX and other movements		2,182,662		46,544		93,377		2,322,583
Total portfolio as of December 31, 2020	Ps.	167,489,648	Ps.	26,588,199	Ps.	12,369,318	Ps.	206,447,165
Transfers:
Transfer from stage 1 to stage 2		(17,334,957)		17,334,957		—		—
Transfer from stage 1 to stage 3		(1,543,825)		—		1,543,825		—
Transfer from stage 2 to stage 3		—		(7,053,993)		7,053,993		—
Transfer from stage 2 to stage 1		10,061,944		(10,061,944)		—		—
Transfer from stage 3 to stage 2		—		1,610,080		(1,610,080)		—
Transfer from stage 3 to stage 1		530,336		—		(530,336)		—
New financial assets originated or purchased		155,677,465		5,277,942		2,038,453		162,993,860
Financial assets that have been paid		(133,804,657)		(8,410,092)		(4,993,051)		(147,207,800)
Net remeasurement of amortized cost and other receivables		(2,239,801)		2,113		2,269,894		32,206
Write-offs		(71,864)		(198,682)		(4,664,980)		(4,935,526)
FX and other movements		12,054,832		1,809,993		378,707		14,243,532
Total portfolio as of December 31, 2021	Ps.	190,819,121	Ps.	26,898,573	Ps.	13,855,743	Ps.	231,573,437

(1)See note 35 Business combination

The total loan portfolio is composed of commercial loans, consumer loans, mortgage loans, microcredit loans and interbank and overnight funds loan. The following tables show the movement in provision and gross amounts of these portfolios separately:

Commercial loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	751,966	Ps.	211,926	Ps.	3,393,120	Ps.	4,357,012
Transfers:
Transfer from stage 1 to stage 2		(39,555)		39,555		—		—
Transfer from stage 1 to stage 3		(32,545)		—		32,545		—
Transfer from stage 2 to stage 3		—		(95,381)		95,381		—
Transfer from stage 3 to stage 2		—		20,636		(20,636)		—
Transfer from stage 2 to stage 1		43,460		(43,460)		—		—
Transfer from stage 3 to stage 1		21,431		—		(21,431)		—
Net remeasurement of loss allowance (4)		(178,010)		85,522		1,360,537		1,268,049
New financial assets originated or purchased		332,007		25,185		134,973		492,165
Financial assets that have been derecognized		(220,837)		(40,743)		(157,064)		(418,644)
Unwind of discount (1)		280		2,136		394,476		396,892
FX and other movements		16,214		8,664		(27,709)		(2,831)
Write-offs		(2,374)		(937)		(1,900,944)		(1,904,255)
Loss allowance as of December 31, 2019	Ps.	692,037	Ps.	213,103	Ps.	3,283,248	Ps.	4,188,388
Transfers:
Transfer from stage 1 to stage 2		(106,236)		106,236		—		—
Transfer from stage 1 to stage 3		(14,417)		—		14,417		—
Transfer from stage 2 to stage 3		—		(141,882)		141,882		—
Transfer from stage 3 to stage 2		—		40,930		(40,930)		—
Transfer from stage 2 to stage 1		125,920		(125,920)		—		—
Transfer from stage 3 to stage 1		21,407		—		(21,407)		—
Net remeasurement of loss allowance (3)		(53,544)		641,800		1,682,572		2,270,828
New financial assets originated or purchased		370,537		220,038		133,197		723,772
Financial assets that have been derecognized		(386,384)		(140,133)		(255,008)		(781,525)
Unwind of discount (1)		—		—		360,126		360,126
FX and other movements		9,196		(6,329)		(6,368)		(3,501)
Write-offs		(1,686)		(2,746)		(1,473,250)		(1,477,682)
Loss allowance as of December 31, 2020	Ps.	656,830	Ps.	805,097	Ps.	3,818,479	Ps.	5,280,406
Transfers:
Transfer from stage 1 to stage 2		(67,374)		67,374		—		—
Transfer from stage 1 to stage 3		(8,994)		—		8,994		—
Transfer from stage 2 to stage 3		—		(258,162)		258,162		—
Transfer from stage 3 to stage 2		—		66,035		(66,035)		—
Transfer from stage 2 to stage 1		112,967		(112,967)		—		—
Transfer from stage 3 to stage 1		39,360		—		(39,360)		—
Net remeasurement of loss allowance (2)		(253,424)		401,013		1,322,175		1,469,764
New financial assets originated or purchased		560,490		249,297		330,491		1,140,278
Financial assets that have been derecognized		(396,804)		(242,621)		(502,435)		(1,141,860)
Unwind of discount (1)		—		—		291,393		291,393
FX and other movements		17,031		36,669		45,117		98,817
Write-offs		(4,427)		(4,913)		(1,274,713)		(1,284,053)
Loss allowance as of December 31, 2021	Ps.	655,655	Ps.	1,006,822	Ps.	4,192,268	Ps.	5,854,745
(1)	The unwind of discount on Stage 3 financial assets is reported within “interest income” so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	26,567	Ps.	539,703	Ps.	85,264	Ps.	651,534

(3)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(68,131)	Ps.	349,266	Ps.	99,022	Ps.	380,157

(4)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	57,078	Ps.	12,301	Ps.	36,166	Ps.	105,545

The following table further explains changes in the gross carrying amount of the commercial portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above. See note 1.1 “Other events COVID-19”.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	85,335,262	Ps.	1,931,245	Ps.	7,507,282	Ps.	94,773,789
Transfers:
Transfer from stage 1 to stage 2		(3,399,434)		3,399,434		—		—
Transfer from stage 1 to stage 3		(1,215,930)		—		1,215,930		—
Transfer from stage 2 to stage 3		—		(976,090)		976,090		—
Transfer from stage 2 to stage 1		1,094,712		(1,094,712)		—		—
Transfer from stage 3 to stage 2		—		165,806		(165,806)		—
Transfer from stage 3 to stage 1		251,317		—		(251,317)		—
New financial assets originated or purchased		71,920,832		568,237		1,500,142		73,989,211
Financial assets that have been paid		(65,044,533)		(1,244,422)		(2,224,011)		(68,512,966)
Net remeasurement of amortized cost and other receivables		7,603		(23)		4,696		12,276
Write-offs		(2,374)		(937)		(1,821,926)		(1,825,237)
FX and other movements		389,944		18,609		91,073		499,626
Total portfolio as of December 31, 2019	Ps.	89,337,399	Ps.	2,767,147	Ps.	6,832,153	Ps.	98,936,699
Transfers:
Transfer from stage 1 to stage 2		(6,731,542)		6,731,542		—		—
Transfer from stage 1 to stage 3		(916,057)		—		916,057		—
Transfer from stage 2 to stage 3		—		(1,498,250)		1,498,250		—
Transfer from stage 2 to stage 1		1,322,740		(1,322,740)		—		—
Transfer from stage 3 to stage 2		—		144,864		(144,864)		—
Transfer from stage 3 to stage 1		87,300		—		(87,300)		—
New financial assets originated or purchased		71,146,401		4,795,773		2,779,550		78,721,724
Financial assets that have been paid		(69,056,875)		(1,841,383)		(2,278,856)		(73,177,114)
Net remeasurement of amortized cost and other receivables		25,034		13,721		12,332		51,087
Write-offs		(1,686)		(2,746)		(1,473,250)		(1,477,682)
On business combination(1)		6,451,352		92,410		421,270		6,965,032
FX and other movements		962,070		(36,638)		41,760		967,192

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2020	Ps.	92,626,136	Ps.	9,843,700	Ps.	8,517,102	Ps.	110,986,938
Transfers:
Transfer from stage 1 to stage 2		(8,066,876)		8,066,876		—		—
Transfer from stage 1 to stage 3		(1,110,290)		—		1,110,290		—
Transfer from stage 2 to stage 3		—		(2,298,275)		2,298,275		—
Transfer from stage 2 to stage 1		3,656,278		(3,656,278)		—		—
Transfer from stage 3 to stage 2		—		558,021		(558,021)		—
Transfer from stage 3 to stage 1		252,465		—		(252,465)		—
New financial assets originated or purchased		85,350,477		2,945,805		910,240		89,206,522
Financial assets that have been paid		(78,035,899)		(4,095,600)		(2,794,731)		(84,926,230)
Net remeasurement of amortized cost and other receivables		(925,586)		(55,189)		1,228,575		247,800
Write-offs		(4,427)		(4,913)		(1,274,713)		(1,284,053)
FX and other movements		7,116,102		443,828		236,897		7,796,827
Total portfolio as of December 31, 2021	Ps.	100,858,380	Ps.	11,747,975	Ps.	9,421,449	Ps.	122,027,804

(1)See note 35 Business combination

Consumer loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	1,000,009	Ps.	891,884	Ps.	1,556,991	Ps.	3,448,884
Transfers:
Transfer from stage 1 to stage 2		(177,418)		177,418		—		—
Transfer from stage 1 to stage 3		(96,243)		—		96,243		—
Transfer from stage 2 to stage 3		—		(423,627)		423,627		—
Transfer from stage 3 to stage 2		—		73,266		(73,266)		—
Transfer from stage 2 to stage 1		248,656		(248,656)		—		—
Transfer from stage 3 to stage 1		86,614		—		(86,614)		—
Net remeasurement of loss allowance (4)		(142,986)		491,902		2,198,819		2,547,735
New financial assets originated or purchased		300,445		93,015		68,472		461,932
Financial assets that have been derecognized		(141,199)		(192,984)		(15,734)		(349,917)
Unwind of discount (1)		—		19		89,657		89,676
FX and other movements		35,705		34,982		(32,964)		37,723
Write-offs		(35,743)		(43,805)		(2,601,445)		(2,680,993)
Loss allowance as of December 31, 2019	Ps.	1,077,840	Ps.	853,414	Ps.	1,623,786	Ps.	3,555,040
Transfers:
Transfer from stage 1 to stage 2		(589,705)		589,705		—		—
Transfer from stage 1 to stage 3		(67,290)		—		67,290		—
Transfer from stage 2 to stage 3		—		(918,066)		918,066		—
Transfer from stage 3 to stage 2		—		218,402		(218,402)		—
Transfer from stage 2 to stage 1		580,707		(580,707)		—		—
Transfer from stage 3 to stage 1		54,682		—		(54,682)		—
Net remeasurement of loss allowance (3)		191,249		1,215,153		1,480,858		2,887,260
New financial assets originated or purchased		604,215		1,105,837		450,434		2,160,486
Financial assets that have been derecognized		(877,441)		(472,211)		(40,271)		(1,389,923)
Unwind of discount (1)		—		—		107,099		107,099
FX and other movements		42,967		(54,704)		12,913		1,176
Write-offs		(4,153)		(8,793)		(2,369,221)		(2,382,167)
Loss allowance as of December 31, 2020	Ps.	1,013,071	Ps.	1,948,030	Ps.	1,977,870	Ps.	4,938,971
Transfers:
Transfer from stage 1 to stage 2		(290,074)		290,074		—		—
Transfer from stage 1 to stage 3		(52,284)		—		52,284		—
Transfer from stage 2 to stage 3		—		(1,223,251)		1,223,251		—
Transfer from stage 3 to stage 2		—		383,703		(383,703)		—
Transfer from stage 2 to stage 1		549,534		(549,534)		—		—
Transfer from stage 3 to stage 1		53,979		—		(53,979)		—
Net remeasurement of loss allowance (2)		(256,398)		392,840		1,996,796		2,133,238
New financial assets originated or purchased		941,873		836,627		788,765		2,567,265
Financial assets that have been derecognized		(861,113)		(637,177)		(388,768)		(1,887,058)
Unwind of discount (1)		—		—		121,699		121,699
FX and other movements		32,986		138,664		76,474		248,124
Write-offs		(65,031)		(183,875)		(3,292,329)		(3,541,235)
Loss allowance as of December 31, 2021	Ps.	1,066,543	Ps.	1,396,101	Ps.	2,118,360	Ps.	4,581,004
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(97,455)	Ps.	56,801	Ps.	15,669	Ps.	(24,985)

(3)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(135,158)	Ps.	500,012	Ps.	(8,650)	Ps.	356,204

(4)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	9,044	Ps.	4,268	Ps.	(2,890)	Ps.	10,422

The following table further explains changes in the gross carrying amount of the consumer portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above. See note 1.1 “Other events COVID-19”.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	48,863,858	Ps.	4,377,133	Ps.	2,214,073	Ps.	55,455,064
Transfers:
Transfer from stage 1 to stage 2		(6,703,975)		6,703,975		—		—
Transfer from stage 1 to stage 3		(379,049)		—		379,049		—
Transfer from stage 2 to stage 3		—		(2,673,304)		2,673,304		—
Transfer from stage 2 to stage 1		3,978,012		(3,978,012)		—		—
Transfer from stage 3 to stage 2		—		473,269		(473,269)		—
Transfer from stage 3 to stage 1		223,248		—		(223,248)		—
New financial assets originated or purchased		44,760,635		1,068,595		1,515,569		47,344,799
Financial assets that have been paid		(37,229,958)		(2,063,400)		(1,209,835)		(40,503,193)
Net remeasurement of amortized cost and other receivables		2,873		(144)		3,810		6,539
Write-offs		(35,743)		(43,805)		(2,601,445)		(2,680,993)
FX and other movements		75,586		43,141		99,508		218,235
Total portfolio as of December 31, 2019	Ps.	53,555,487	Ps.	3,907,448	Ps.	2,377,516	Ps.	59,840,451
Transfers:
Transfer from stage 1 to stage 2		(11,366,208)		11,366,208		—		—
Transfer from stage 1 to stage 3		(566,670)		—		566,670		—
Transfer from stage 2 to stage 3		—		(2,317,098)		2,317,098		—
Transfer from stage 2 to stage 1		3,314,200		(3,314,200)		—		—
Transfer from stage 3 to stage 2		—		433,559		(433,559)		—
Transfer from stage 3 to stage 1		125,565		—		(125,565)		—
New financial assets originated or purchased		40,576,605		3,160,656		2,382,100		46,119,361
Financial assets that have been paid		(37,552,539)		(2,109,543)		(1,818,794)		(41,480,876)
Net remeasurement of amortized cost and other receivables		21,838		10,389		12,511		44,738
Write-offs		(4,153)		(8,793)		(2,369,906)		(2,382,852)
On business combination(1)		2,861,841		154,993		48,033		3,064,867
FX and other movements		487,555		99,107		43,106		629,768
Total portfolio as of December 31, 2020	Ps.	51,453,521	Ps.	11,382,726	Ps.	2,999,210	Ps.	65,835,457
Transfers:
Transfer from stage 1 to stage 2		(7,393,087)		7,393,087		—		—

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfer from stage 1 to stage 3		(369,425)		—		369,425		—
Transfer from stage 2 to stage 3		—		(4,014,618)		4,014,618		—
Transfer from stage 2 to stage 1		4,655,119		(4,655,119)		—		—
Transfer from stage 3 to stage 2		—		855,852		(855,852)		—
Transfer from stage 3 to stage 1		178,614		—		(178,614)		—
New financial assets originated or purchased		61,470,863		2,073,804		1,100,860		64,645,527
Financial assets that have been paid		(47,804,215)		(3,777,472)		(1,913,485)		(53,495,172)
Net remeasurement of amortized cost and other receivables		(1,219,014)		8,654		930,405		(279,955)
Write-offs		(65,031)		(183,875)		(3,292,329)		(3,541,235)
FX and other movements		2,904,395		745,687		74,441		3,724,523
Total portfolio as of December 31, 2021	Ps.	63,811,740	Ps.	9,828,726	Ps.	3,248,679	Ps.	76,889,145

(1)See note 35 Business combination

Mortgage loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	49,134	Ps.	81,265	Ps.	170,864	Ps.	301,263
Transfers:
Transfer from stage 1 to stage 2		(5,351)		5,351		—		—
Transfer from stage 1 to stage 3		(867)		—		867		—
Transfer from stage 2 to stage 3		—		(25,163)		25,163		—
Transfer from stage 3 to stage 2		—		8,061		(8,061)		—
Transfer from stage 2 to stage 1		25,475		(25,475)		—		—
Transfer from stage 3 to stage 1		5,971		—		(5,971)		—
Net remeasurement of loss allowance (4)		(27,965)		37,178		116,037		125,250
New financial assets originated or purchased		13,514		839		(25)		14,328
Financial assets that have been derecognized		(1,821)		(7,126)		(4,434)		(13,381)
Unwind of discount (1)		—		—		7,413		7,413
FX and other movements		805		5,502		(11,820)		(5,513)
Write-offs		(509)		(136)		(77,157)		(77,802)
Loss allowance balance as of December 31, 2019	Ps.	58,386	Ps.	80,296	Ps.	212,876	Ps.	351,558
Transfers:
Transfer from stage 1 to stage 2		(23,251)		23,251		—		—
Transfer from stage 1 to stage 3		(1,081)		—		1,081		—
Transfer from stage 2 to stage 3		—		(42,052)		42,052		—
Transfer from stage 3 to stage 2		—		21,817		(21,817)		—
Transfer from stage 2 to stage 1		47,117		(47,117)		—		—
Transfer from stage 3 to stage 1		24,517		—		(24,517)		—
Net remeasurement of loss allowance (3)		13,360		232,709		153,075		399,144
New financial assets originated or purchased		14,288		11,638		13,495		39,421
Financial assets that have been derecognized		(64,919)		(45,758)		(37,748)		(148,425)
Unwind of discount (1)		—		—		11,772		11,772
FX and other movements		4,357		(8,661)		(2,822)		(7,126)
Write-offs		(480)		(234)		(84,726)		(85,440)
Loss allowance balance as of December 31, 2020	Ps.	72,294	Ps.	225,889	Ps.	262,721	Ps.	560,904
Transfers:
Transfer from stage 1 to stage 2		(13,038)		13,038		—		—
Transfer from stage 1 to stage 3		(407)		—		407		—
Transfer from stage 2 to stage 3		—		(63,357)		63,357		—
Transfer from stage 3 to stage 2		—		39,998		(39,998)		—
Transfer from stage 2 to stage 1		57,319		(57,319)		—		—
Transfer from stage 3 to stage 1		25,633		—		(25,633)		—
Net remeasurement of loss allowance (2)		11,100		120,809		91,964		223,873
New financial assets originated or purchased		18,987		52,937		77,436		149,360
Financial assets that have been derecognized		(79,057)		(69,155)		(54,845)		(203,057)
Unwind of discount (1)		—		—		13,945		13,945
FX and other movements		2,287		31,157		14,268		47,712
Write-offs		(1,996)		(7,094)		(51,240)		(60,330)
Loss allowance as of December 31, 2021	Ps.	93,122	Ps.	286,903	Ps.	352,382	Ps.	732,407
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	7,918	Ps.	(1,149)	Ps.	38,678	Ps.	45,447

(3)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	19,653	Ps.	57,870	Ps.	4,093	Ps.	81,616

(4)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	2,064	Ps.	5,674	Ps.	21,527	Ps.	29,265

The following table further explains changes in the gross carrying amount of the mortgage portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above. See note 1.1 “Other events COVID-19”.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	16,788,022	Ps.	1,386,657	Ps.	417,424	Ps.	18,592,103
Transfers:
Transfer from stage 1 to stage 2		(1,626,383)		1,626,383		—		—
Transfer from stage 1 to stage 3		(22,295)		—		22,295		—
Transfer from stage 2 to stage 3		—		(454,152)		454,152		—
Transfer from stage 2 to stage 1		1,195,200		(1,195,200)		—		—
Transfer from stage 3 to stage 2		—		99,768		(99,768)		—
Transfer from stage 3 to stage 1		106,163		—		(106,163)		—
New financial assets originated or purchased		4,402,822		77,453		45,414		4,525,689
Financial assets that have been paid		(2,681,584)		(200,886)		(69,083)		(2,951,553)
Net remeasurement of amortized cost and other receivables		227		359		667		1,253
Write-offs		(509)		(136)		(77,157)		(77,802)
FX and other movements		104,234		17,163		10,596		131,993
Total portfolio as of December 31, 2019	Ps.	18,265,897	Ps.	1,357,409	Ps.	598,377	Ps.	20,221,683
Transfers:
Transfer from stage 1 to stage 2		(4,873,758)		4,873,758		—		—
Transfer from stage 1 to stage 3		(78,406)		—		78,406		—
Transfer from stage 2 to stage 3		—		(452,576)		452,576		—
Transfer from stage 2 to stage 1		1,192,732		(1,192,732)		—		—
Transfer from stage 3 to stage 2		—		105,422		(105,422)		—
Transfer from stage 3 to stage 1		82,870		—		(82,870)		—
New financial assets originated or purchased		3,613,740		600,116		71,195		4,285,051
Financial assets that have been paid		(2,300,117)		(204,162)		(186,591)		(2,690,870)
Net remeasurement of amortized cost and other receivables		18,054		3,267		2,427		23,748
Write-offs		(480)		(234)		(84,041)		(84,755)
On business combination(1)		2,412,556		143,529		50,449		2,606,534
FX and other movements		204,794		(15,925)		8,511		197,380
Total portfolio as of December 31, 2020	Ps.	18,537,882	Ps.	5,217,872	Ps.	803,017	Ps.	24,558,771
Transfers:
Transfer from stage 1 to stage 2		(1,825,942)		1,825,942		—		—
Transfer from stage 1 to stage 3		(57,038)		—		57,038		—

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfer from stage 2 to stage 3		—		(653,342)		653,342		—
Transfer from stage 2 to stage 1		1,712,458		(1,712,458)		—		—
Transfer from stage 3 to stage 2		—		186,783		(186,783)		—
Transfer from stage 3 to stage 1		97,148		—		(97,148)		—
New financial assets originated or purchased		6,241,199		258,285		22,852		6,522,336
Financial assets that have been paid		(3,450,677)		(501,378)		(259,967)		(4,212,022)
Net remeasurement of amortized cost and other receivables		(112,195)		43,422		90,177		21,404
Write-offs		(1,996)		(7,094)		(51,240)		(60,330)
FX and other movements		1,602,310		620,478		67,369		2,290,157
Total portfolio as of December 31, 2021	Ps.	22,743,149	Ps.	5,278,510	Ps.	1,098,657	Ps.	29,120,316

(1)See note 35 Business combination

Microcredit loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	23,348	Ps.	11,962	Ps.	52,867	Ps.	88,177
Transfers:
Transfer from stage 1 to stage 2		(9,148)		9,148		—		—
Transfer from stage 1 to stage 3		(3,145)		—		3,145		—
Transfer from stage 2 to stage 3		—		(23,678)		23,678		—
Transfer from stage 3 to stage 2		—		2,539		(2,539)		—
Transfer from stage 2 to stage 1		5,854		(5,854)		—		—
Transfer from stage 3 to stage 1		945		—		(945)		—
Net remeasurement of loss allowance (4)		(3,610)		17,500		20,107		33,997
New financial assets originated or purchased		13,021		651		7		13,679
Financial assets that have been derecognized		(2,348)		(266)		(122)		(2,736)
Unwind of discount (1)		—		—		10,456		10,456
Write-offs		(123)		(83)		(53,542)		(53,748)
Loss allowance balance as of December 31, 2019	Ps.	24,794	Ps.	11,919	Ps.	53,112	Ps.	89,825
Transfers:
Transfer from stage 1 to stage 2		(28,038)		28,038		—		—
Transfer from stage 1 to stage 3		(3,452)		—		3,452		—
Transfer from stage 2 to stage 3		—		(19,369)		19,369		—
Transfer from stage 3 to stage 2		—		1,803		(1,803)		—
Transfer from stage 2 to stage 1		6,825		(6,825)		—		—
Transfer from stage 3 to stage 1		395		—		(395)		—
Net remeasurement of loss allowance (3)		12,346		44,439		15,103		71,888
New financial assets originated or purchased		8,099		1,088		8		9,195
Financial assets that have been derecognized		(3,830)		(873)		(338)		(5,041)
Unwind of discount (1)		—		—		9,865		9,865
Write-offs		(50)		(180)		(51,463)		(51,693)
Loss allowance balance as of December 31, 2020	Ps.	17,089	Ps.	60,040	Ps.	46,910	Ps.	124,039
Transfers:
Transfer from stage 1 to stage 2		(5,398)		5,398		—		—
Transfer from stage 1 to stage 3		(1,026)		—		1,026		—
Transfer from stage 2 to stage 3		—		(28,310)		28,310		—
Transfer from stage 3 to stage 2		—		3,385		(3,385)		—
Transfer from stage 2 to stage 1		2,304		(2,304)		—		—
Transfer from stage 3 to stage 1		452		—		(452)		—
Net remeasurement of loss allowance (2)		(11,869)		(18,726)		46,548		15,953
New financial assets originated or purchased		9,648		630		21		10,299
Financial assets that have been derecognized		(4,050)		(4,022)		(656)		(8,728)
Unwind of discount (1)		—		—		13,415		13,415
Write-offs		(410)		(2,800)		(46,698)		(49,908)
Loss allowance as of December 31, 2021	Ps.	6,740	Ps.	13,291	Ps.	85,039	Ps.	105,070
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(10,466)	Ps.	(6,848)	Ps.	(25)	Ps.	(17,339)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of    December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(21,060)	Ps.	44,417	Ps.	12	Ps.	23,369

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of    December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,207	Ps.	(188)	Ps.	(531)	Ps.	488

The following table further explains changes in the gross carrying amount of the microcredit portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above. See note 1.1 “Other events COVID-19”.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	344,722	Ps.	25,374	Ps.	55,601	Ps.	425,697
Transfers:
Transfer from stage 1 to stage 2		(60,329)		60,329		—		—
Transfer from stage 1 to stage 3		(15,698)		—		15,698		—
Transfer from stage 2 to stage 3		—		(47,227)		47,227		—
Transfer from stage 2 to stage 1		13,553		(13,553)		—		—
Transfer from stage 3 to stage 2		—		4,530		(4,530)		—
Transfer from stage 3 to stage 1		1,795		—		(1,795)		—
New financial assets originated or purchased		304,306		2,968		43,589		350,863
Financial assets that have been paid		(258,304)		(7,537)		(46,651)		(312,492)
Write-offs		(123)		(83)		(53,542)		(53,748)
Total portfolio as of December 31, 2019	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320
Transfers:
Transfer from stage 1 to stage 2		(141,195)		141,195		—		—
Transfer from stage 1 to stage 3		(13,603)		—		13,603		—
Transfer from stage 2 to stage 3		—		(16,423)		16,423		—
Transfer from stage 2 to stage 1		14,363		(14,363)		—		—
Transfer from stage 3 to stage 2		—		2,550		(2,550)		—
Transfer from stage 3 to stage 1		862		—		(862)		—
New financial assets originated or purchased		145,350		23,707		60,987		230,044
Financial assets that have been paid		(157,075)		(17,386)		(41,884)		(216,345)
Net remeasurement of amortized cost and other receivables		(4)		—		(1)		(5)
Write-offs		(50)		(180)		(51,463)		(51,693)
Total portfolio as of December 31, 2020	Ps.	178,570	Ps.	143,901	Ps.	49,850	Ps.	372,321
Transfers:
Transfer from stage 1 to stage 2		(49,052)		49,052		—		—
Transfer from stage 1 to stage 3		(7,072)		—		7,072		—
Transfer from stage 2 to stage 3		—		(87,758)		87,758		—
Transfer from stage 2 to stage 1		38,089		(38,089)		—		—
Transfer from stage 3 to stage 2		—		9,424		(9,424)		—
Transfer from stage 3 to stage 1		2,109		—		(2,109)		—
New financial assets originated or purchased		183,192		48		4,501		187,741
Financial assets that have been paid		(158,470)		(35,642)		(24,868)		(218,980)
Net remeasurement of amortized cost and other receivables		463		5,226		20,876		26,565
Write-offs		(410)		(2,800)		(46,698)		(49,908)
Total portfolio as of December 31, 2021	Ps.	187,419	Ps.	43,362	Ps.	86,958	Ps.	317,739

Interbank and overnight funds

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	417	Ps.	9	Ps.	425	Ps.	851
Transfers:
Transfer from stage 3 to stage 1		7		—		(7)		—
Net remeasurement of loss allowance (3)		(7)		—		583		576
New financial assets originated or purchased		50		—		55		105
Financial assets that have been derecognized		(385)		(9)		(3)		(397)
Write-offs		(1)		—		(148)		(149)
Loss allowance balance as of December 31, 2019	Ps.	81	Ps.	—	Ps.	905	Ps.	986
Transfers:
Transfer from stage 2 to stage 1		3		(3)		—		—
Net remeasurement of loss allowance (2)		59		27		(905)		(819)
New financial assets originated or purchased		716		—		59		775
Financial assets that have been derecognized		(67)		(24)		—		(91)
Loss allowance balance as of December 31, 2020	Ps.	792	Ps.	—	Ps.	59	Ps.	851
Transfers:
Net remeasurement of loss allowance (1)		(2,142)		—		—		(2,142)
New financial assets originated or purchased		5,670		—		—		5,670
Financial assets that have been derecognized		(1,934)		—		(59)		(1,993)
Loss allowance as of December 31, 2021	Ps.	2,386	Ps.	—	Ps.	—	Ps.	2,386
(1)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	77	Ps.	—	Ps.	—	Ps.	77

(2) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,439	Ps.	—	Ps.	—	Ps.	1,439

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	48	Ps.	—	Ps.	—	Ps.	48

The following table further explains changes in the gross carrying amount of the interbank and overnight funds portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2019	Ps.	7,554,928	Ps.	728	Ps.	79,532	Ps.	7,635,188
Transfers:
New financial assets originated or purchased		1,033,597		(677,600)		—		355,997
Financial assets that have been paid		(5,911,804)		677,600		—		(5,234,204)
Net remeasurement of amortized cost and other receivables		(2,783)		(726)		610		(2,899)
Write-offs		(1)		—		(79,166)		(79,167)
FX and other movements		44,046		—		—		44,046
Total portfolio as of December 31, 2019	Ps.	2,717,983	Ps.	2	Ps.	976	Ps.	2,718,961
Transfers:
New financial assets originated or purchased		2,589,813		—		—		2,589,813
Financial assets that have been paid		(1,614,229)		(2)		(975)		(1,615,206)
Net remeasurement of amortized cost and other receivables		(1,056)		—		138		(918)
On business combination(1)		472,785		—		—		472,785
FX and other movements		528,243		—		—		528,243
Total portfolio as of December 31, 2020	Ps.	4,693,539	Ps.	—	Ps.	139	Ps.	4,693,678
Transfers:
New financial assets originated or purchased		2,431,734		—		—		2,431,734
Financial assets that have been paid		(4,355,396)		—		—		(4,355,396)
Net remeasurement of amortized cost and other receivables		16,531		—		(139)		16,392
FX and other movements		432,025		—		—		432,025
Total portfolio as of December 31, 2021	Ps.	3,218,433	Ps.	—	Ps.	—	Ps.	3,218,433

(1)See note 35 Business combination

The following table further explains changes in the gross carrying amount of investments in debt securities at FVOCI portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

Investments in debt securities at FVOCI

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 31, 2019	Ps.	20,757	Ps.	31,980	Ps.	46,280	Ps.	99,017
Net remeasurement of loss allowance (4)		(7,696)		(3,564)		(55)		(11,315)
New financial assets originated or purchased		34,575		—		—		34,575
Financial assets that have been derecognized		(3,729)		(27,440)		(45,602)		(76,771)
FX and other movements		(9,827)		(976)		(623)		(11,426)
Loss allowance balance as of December 31, 2019	Ps.	34,080	Ps.	—	Ps.	—	Ps.	34,080
Transfer from stage 1 to stage 2		(298)		298		—		—
Net remeasurement of loss allowance (3)		16,391		50		—		16,441
New financial assets originated or purchased		64,764		—		—		64,764
Financial assets that have been derecognized		(12,954)		(179)		—		(13,133)
FX and other movements		(5,676)		10		—		(5,666)
Loss allowance as of December 31, 2020	Ps.	96,307	Ps.	179	Ps.	—	Ps.	96,486
Transfer from stage 1 to stage 2		(45)		45		—		—
Transfer from stage 2 to stage 1		45		(45)		—		—
Net remeasurement of loss allowance (2)		(13,853)		—		—		(13,853)
New financial assets originated or purchased		78,371		—		—		78,371
Financial assets that have been derecognized		(50,665)		(178)		—		(50,843)
FX and other movements		13,818		(1)		—		13,817
Loss allowance as of December 31, 2021	Ps.	123,978	Ps.	—	Ps.	—	Ps.	123,978

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31, 2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(12,852)	Ps.	—	Ps.	—	Ps.	(12,852)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	4,781	Ps.	35	Ps.	—	Ps.	4,816

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31, 2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,709)	Ps.	—	Ps.	—	Ps.	(1,709)

The following table further explains changes in the gross carrying amount of investments in debt securities at amortized cost portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

Investments in debt securities at amortized cost

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 31, 2019	Ps.	71	Ps.	—	Ps.	—	Ps.	71
Net remeasurement of loss allowance (4)		(615)		—		—		(615)
New financial assets originated or purchased		1,353		—		—		1,353
Financial assets that have been derecognized		(64)		—		—		(64)
FX and other movements		(8)		—		—		(8)
Loss allowance as of December 31, 2019	Ps.	737	Ps.	—	Ps.	—	Ps.	737
Net remeasurement of loss allowance (3)		(755)		—		—		(755)
New financial assets originated or purchased		9,023		8		—		9,031
Financial assets that have been derecognized		(1,583)		—		—		(1,583)
FX and other movements		(234)		(1)		—		(235)
Loss allowance as of December 31, 2020	Ps.	7,188	Ps.	7	Ps.	—	Ps.	7,195
Transfer from stage 1 to stage 2		(1,805)		1,805		—		—
Net remeasurement of loss allowance (2)		(2,133)		4,066		—		1,933
New financial assets originated or purchased		2,999		1,443		—		4,442
Financial assets that have been derecognized		(3,831)		—		—		(3,831)
FX and other movements		879		80		—		959
Loss allowance as of December 31, 2021	Ps.	3,297	Ps.	7,401	Ps.	—	Ps.	10,698

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31, 2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(225)	Ps.	—	Ps.	—	Ps.	(225)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	215	Ps.	—	Ps.	—	Ps.	215

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31, 2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	211	Ps.	—	Ps.	—	Ps.	211

Other accounts receivable

General approach

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	19,700	Ps.	11,561	Ps.	66,327	Ps.	97,588
Transfers stages
Transfer from Stage 1 to Stage 3		(19,176)		—		19,176		—
Transfer from Stage 2 to Stage 3		—		(754)		754		—
Net remeasurement of loss allowance		8,062		4,160		28,041		40,263
FX and other movements		(21)		(6)		(23)		(50)
Transfer from general approach to simplified approach		8,996		(1,421)		(10,170)		(2,595)
Write-offs		(4,208)		(534)		(17,308)		(22,050)
Loss allowance as of December 31, 2019	Ps.	13,353	Ps.	13,006	Ps.	86,797	Ps.	113,156
Transfers stages
Net remeasurement of loss allowance		4,901		1,010		33,833		39,744
FX and other movements		107		(468)		60		(301)
Write-offs		(225)		—		(13,219)		(13,444)
Loss allowance as of December 31, 2020	Ps.	18,136	Ps.	13,548	Ps.	107,471	Ps.	139,155
Transfers stages
Net remeasurement of loss allowance		2,378		2,865		41,515		46,758
FX and other movements		(49)		358		1,223		1,532
Write-offs		(1,526)		—		(20,760)		(22,286)
Loss allowance as of December 31, 2021	Ps.	18,939	Ps.	16,771	Ps.	129,449	Ps.	165,159

Simplified approach

	Loss allowance
Loss allowance as of January 1, 2019	Ps.	159,303
Entity deconsolidation		(56)
Provision charged to profit or loss		35,506
Recovery of partial payments from the clients		(11,129)
Write-offs		(13,097)
Exchange gains (losses) in foreign currency		185
Transfer from general approach to simplified approach		2,595
Loss allowance as of December 31, 2019	Ps.	173,307
On business combination		217
Provision charged to profit or loss		45,757
Recovery for partial payments from the clients		(9,144)
Write-offs		(6,256)
Exchange gains (losses) in foreign currency		21
Loss allowance as of December 31, 2020	Ps.	203,902
On business combination		—
Provision charged to profit or loss		44,210
Recovery for partial payments from the clients		(10,670)
Write-offs		(32,850)
Exchange gains (losses) in foreign currency		13,051
Loss allowance as of December 31, 2021	Ps.	217,643

Loan commitments and financial guarantee contracts

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2019	Ps.	40,715	Ps.	14,358	Ps.	4,355	Ps.	59,428
Transfers:
Transfer from stage 1 to stage 2		(529)		529		—		—
Transfer from stage 1 to stage 3		(172)		—		172		—
Transfer from stage 2 to stage 3		—		(173)		173		—
Transfer from stage 2 to stage 1		8,116		(8,116)		—		—
Transfer from stage 3 to stage 1		3,582		—		(3,582)		—
Net remeasurement of loss allowance		(29,069)		(4,528)		(238)		(33,835)
New loan commitments and financial guarantees issued		22,613		875		627		24,115
FX and other movements		253		—		1		254
Loss allowance as of December 31, 2019	Ps.	45,509	Ps.	2,945	Ps.	1,508	Ps.	49,962
Transfers:
Transfer from stage 1 to stage 2		(1,879)		1,879		—		—
Transfer from stage 1 to stage 3		(417)		—		417		—
Transfer from stage 2 to stage 3		—		(178)		178		—
Transfer from stage 2 to stage 1		1,784		(1,784)		—		—
Transfer from stage 3 to stage 1		1		—		(1)		—
Net remeasurement of loss allowance		(1,230)		3,025		(587)		1,208
New loan commitments and financial guarantees issued		12,582		2,737		(8)		15,311
FX and other movements		876		—		36		912
Loss allowance as of December 31, 2020	Ps.	57,226	Ps.	8,679	Ps.	1,488	Ps.	67,393
Transfers:
Transfer from stage 1 to stage 2		(1,260)		1,260		—		—
Transfer from stage 1 to stage 3		(132)		—		132		—
Transfer from stage 2 to stage 3		—		(169)		169		—
Transfer from stage 3 to stage 2		—		36		(36)		—
Transfer from stage 2 to stage 1		4,585		(4,585)		—		—
Transfer from stage 3 to stage 1		84		—		(84)		—
Net remeasurement of loss allowance		(27,833)		822		(617)		(27,628)
New loan commitments and financial guarantees issued		13,222		4,025		4,924		22,171
FX and other movements		24		29		52		105
Loss allowance as of December 31, 2021	Ps.	45,916	Ps.	10,097	Ps.	6,028	Ps.	62,041

4.1.6          Concentrations of credit risk

Loan portfolio

Policies to prevent excessive credit-risk concentration

In order to prevent excessive concentrations of credit risk at an individual, economic group, country or economic sectors level, each financial subsidiary of Grupo Aval maintains updated exposure thresholds to limit concentration. The exposure limit by a financial subsidiary of Grupo Aval to an individual client or economic group depends on the risk profile of the client (or economic group), the nature of the risk of the debtor and the experience of each financial subsidiary in a specific market or sector.

Concentration risk control is key to the risk management process. Grupo Aval´s financial subsidiaries monitor the degree of credit risk concentration by sector and customer group.

In order to avoid credit risk concentration at Grupo Aval level, management relies on the financial subsidiaries Credit Risk Vice-Presidency or its equivalent, which consolidates, and monitors the credit risk exposures of all financial subsidiaries, to determine the maximum levels of concentration.

Pursuant to Colombian regulations, financial subsidiaries in Colombia cannot grant unsecured loans to borrowers, which on a combined basis exceed 10% of the financial subsidiary´s regulatory capital calculated according to the regulations of the Superintendency of Finance. Loans maybe more than 10% of the regulatory capital of the financial subsidiary when they are secured by acceptable collateral and/or certain guarantees.

In BAC, within its regional credit risk policy, were established a series of indicators focused on monitoring the structure, concentration and quality of the portfolio. These indicators are monitored monthly at the regional level, depending on how close they are to the limits established internally and those established by the regulators. This monitoring is carried out by means of a limit range measurement.

Some of the most relevant indicators that are established in the policy, with their respective upper limits are:

●	Concentration indicator that measures the concentration of the economic groups with the highest balance (top20), should not exceed 60% of the portfolio.
●	Concentration indicator that establishes that the concentration of the portfolio with the highest balance in the subsector should not exceed 80% of the subsidiary's equity.
●	Quality of the portfolio that establishes that impaired loans should not exceed 5% of the portfolio.
●	Quality of the portfolio in relation to the past due 30 days should not exceed 3.95%.
●	Indicator that measures the proximity to the regulatory limit of each subsidiary. The indicator cannot reach 90% of the regulatory limit.

At the Central American level, the limits established by regulators vary from one country to another; in Guatemala 30% for greater exposure per group and 15% for greater exposure by related parties; in Honduras 20% for greater exposure per group and 30% for greater exposure per related parties; in El Salvador, 15% for greater exposure per group and 5% for greater exposure by related parties; in Nicaragua, Costa Rica and Panamá for any type of exposure the limits are 30%, 20% and 25%, respectively. At the regional level, the group established as prudential limits of exposure per Economic Interest Group at a consolidated level at 7.5% without guarantee and 15% with mortgage guarantee.

Concentration by sector

Below is the credit portfolio distribution of Grupo Aval by economic sector as of December 31, 2021, and 2020:

Sector	December 31, 2021%			December 31, 2020%
Consumer services	Ps.	112,664,061	49%	Ps.	96,436,401	47%
Commercial services		47,289,524	20%		45,363,824	22%
Construction		16,207,343	7%		13,723,891	7%
Food, beverage and tobacco		10,734,796	5%		9,765,741	5%
Transportation and communications		7,762,906	3%		7,300,885	4%
Public services		6,526,252	3%		5,628,741	3%
Chemical production		4,905,552	2%		5,867,117	3%
Other industrial and manufacturing products		9,011,548	4%		5,936,370	3%
Agricultural		5,831,197	3%		5,375,932	3%
Government		4,496,895	2%		4,972,124	1%
Trade and tourism		2,697,992	1%		2,893,042	1%
Mining products and oil		1,003,516	—%		941,577	—%
Other		2,441,855	1%		2,241,520	1%
Total of each economic sector	Ps.	231,573,437	100%	Ps.	206,447,165	100%

Concentration by location

The detail of credit risk at the level of Grupo Aval in the different geographic areas determined according to the domicile of the debtor, without taking into consideration loan loss provisions as of December 31, 2021, and 2020 is as follows:

December 31, 2021	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	73,778,600	Ps.	47,488,265	Ps.	11,687,157	Ps.	317,739	Ps.	1,645,364	Ps.	134,917,125
Costa Rica		8,175,904		6,662,962		5,737,863		—		38,379		20,615,108
Panamá		14,955,358		10,905,167		6,197,405		—		211,493		32,269,423
Guatemala		8,609,322		4,072,181		2,458,318		—		16,712		15,156,533
Honduras		5,224,346		3,144,701		1,350,711		—		385,660		10,105,418
El Salvador		3,707,305		3,482,727		1,277,469		—		65,090		8,532,591
United States		4,119,960		11		—		—		796,009		4,915,980
Nicaragua		2,027,088		1,133,029		411,393		—		9		3,571,519
Other countries		1,429,921		102		—		—		59,717		1,489,740
Total gross loan portfolio	Ps.	122,027,804	Ps.	76,889,145	Ps.	29,120,316	Ps.	317,739	Ps.	3,218,433	Ps.	231,573,437

December 31, 2020	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	71,979,346	Ps.	42,601,861	Ps.	10,160,351	Ps.	372,321	Ps.	2,394,473	Ps.	127,508,352
Costa Rica		6,210,008		5,288,997		4,871,091		—		694,011		17,064,107
Panamá (1)		11,977,381		8,769,794		5,044,917		—		969,690		26,761,782
Guatemala		6,737,861		2,980,836		1,980,096		—		331,361		12,030,154
Honduras		4,198,906		2,520,708		1,082,213		—		62,244		7,864,071
El Salvador		2,825,146		2,875,819		1,045,839		—		131,648		6,878,452
United States		4,345,185		—		—		—		—		4,345,185
Nicaragua		1,764,773		797,128		374,264		—		22,022		2,958,187
Other countries		948,332		314		—		—		88,229		1,036,875
Total gross loan portfolio	Ps.	110,986,938	Ps.	65,835,457	Ps.	24,558,771	Ps.	372,321	Ps.	4,693,678	Ps.	206,447,165

(1)See note 35 Business combination

Concentration by currency

The classification of loan portfolio by type of currency is as follows:

December 31, 2021	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	67,590,199	Ps.	54,437,605	Ps.	122,027,804
Consumer		47,424,440		29,464,705		76,889,145
Residential mortgage		11,687,028		17,433,288		29,120,316
Microcredit		317,739		—		317,739
Interbank and overnight funds		1,078,774		2,139,659		3,218,433
Total gross loan portfolio	Ps.	128,098,180	Ps.	103,475,257	Ps.	231,573,437

December 31, 2020	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	67,436,479	Ps.	43,550,459	Ps.	110,986,938
Consumer		42,561,676		23,273,781		65,835,457
Residential mortgage		10,160,198		14,398,573		24,558,771
Microcredit		372,321		—		372,321
Interbank and overnight funds		2,052,909		2,640,769		4,693,678
Total gross loan portfolio	Ps.	122,583,583	Ps.	83,863,582	Ps.	206,447,165

As a December 31, 2021 the loan portfolio in foreign currency represents 44.7% of the total portfolio, equivalent to US$ 25,991. As a December 31, 2020 the loan portfolio in foreign currency represents 40.6%, equivalent to US$ 24,432.

Investment debt securities

Grupo Aval entities monitor concentrations of credit risk by sector and by geographic location. An analysis of concentrations of credit risk from investment securities is shown below.

Concentration by sector

Trading debt securities (see note 8.1)

The balance of financial assets in investments in trading debt securities includes the following as of December 31, 2021, and 2020:

	December 31,		December 31,
	2021		2020
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	2,746,240	Ps.	2,778,391
Securities issued or secured by other Colombian Government entities		249,510		187,295
Securities issued or secured by other financial entities		1,208,661		1,339,848
Securities issued or secured by non-financial sector entities		9,388		24,975
Others		34,034		32,559
	Ps.	4,247,833	Ps.	4,363,068

In foreign currency
Securities issued or secured by Colombian Government	Ps.	11,712	Ps.	53,588
Securities issued or secured by foreign Governments		213,863		201,312
Securities issued or secured by other financial entities		267,815		162,970
Others		64		55
	Ps.	493,454	Ps.	417,925
Total trading debt securities	Ps.	4,741,287	Ps.	4,780,993

Investments in debt securities mandatorily at FVTPL (see note 9.1)

The balance of financial assets in investments in debt securities mandatorily at FVTPL includes the following as of December 31, 2021, and 2020:

	December 31,		December 31,
	2021		2020
In Colombian Pesos
Others	Ps.	—	Ps.	7,385
Total debt securities mandatorily at FVTPL	Ps.	—	Ps.	7,385

Investments in debt securities at FVOCI

The balance of financial assets in investments in debt securities at FVOCI includes the following as of December 31, 2021, and 2020:

	December 31,		December 31,
	2021		2020
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	13,897,802	Ps.	11,130,893
Securities issued or secured by other Colombian Government entities		289,582		285,699
Securities issued or secured by other financial entities		877,265		476,499
Securities issued or secured by non-financial sector entities		16,040		25,752
Others		350,386		49,850
	Ps.	15,431,075	Ps.	11,968,693
In foreign currency
Securities issued or secured by Colombian Government	Ps.	2,173,960	Ps.	1,716,306
Securities issued or secured by other Colombian Government entities		533,332		175,374
Securities issued or secured by foreign Governments		12,732,664		9,663,324
Securities issued or secured by central banks		1,857,718		1,862,922
Securities issued or secured by other financial entities		3,327,659		2,435,933
Securities issued or secured by non-financial sector entities		721,670		23,818
Others		715,788		1,119,986
	Ps.	22,062,791	Ps.	16,997,663
Total debt securities at FVOCI	Ps.	37,493,866	Ps.	28,966,356

Investments in debt securities at amortized cost

The balance of financial assets in investments in debt securities at amortized cost includes the following as of December 31, 2021, and 2020:

		December 31,		December 31,
In Colombian Pesos	2021		2020
Securities issued or secured by Colombian Government	Ps.	1,569,076	Ps.	1,674,180
Securities issued or secured by other Colombian Government entities		3,696,298		3,378,438
Others		39,973		—
	Ps.	5,305,347	Ps.	5,052,618
In foreign currency
Securities issued or secured by foreign Governments	Ps.	27,866	Ps.	34,747
Securities issued or secured by other financial entities		148,087		288,138
Securities issued or secured by non-financial sector entities		266,411		165,663
Others		27,359		38,962
	Ps.	469,723	Ps.	527,510
Total investments in debt securities at amortized cost	Ps.	5,775,070	Ps.	5,580,128

Concentration by location

	As of December 31,
	2021		2020
Colombia	Ps.	28,234,132	Ps.	23,771,178
Costa Rica		4,953,097		3,411,413
Panama		3,925,627		2,762,019
USA		2,649,544		2,851,200
Guatemala		2,275,076		1,899,509
Honduras		2,088,894		1,159,345
Nicaragua		1,139,903		917,257
El Salvador		816,076		919,211
Brazil		735,442		555,091
Mexico		344,855		280,492
Chile		257,825		239,432
Multilateral – Bladex (Foreign Trade Bank of Latin America)		222,023		118,902
Multilateral – Andean Development Corporation (Corporación Andina de Fomento)		114,936		66,860
Peru		97,145		320,468
Multilateral – International Bank for Reconstruction and Development		92,249		—
Multilateral – Inter-American Corporation for the Financing of Infrastructure		27,008		21,194
Dominican Republic		20,547		—
Multilateral – Central American Bank for Economic Integration		8,055		6,937
Paraguay		7,789		—
Germany		—		34,329
Barbados		—		25
Total investments	Ps.	48,010,223	Ps.	39,334,862

Concentration by Sovereign Risk

As a general rule, Grupo Aval considers sovereign risk to be the risk assumed in deposits with Central Banks (including the mandatory deposits), investments in debt issues of a Government. In addition, the risk arising from transactions with public sector entities that have the following features: their funds are obtained only from fiscal income, they are legally recognized as entities directly included in the government sector, and their activities are of a non-commercial nature.

Sovereign risk exposure arises mainly from Grupo Aval’s banking subsidiaries obligations to maintain certain mandatory deposits in Central Banks and from the fixed-income portfolios held as part of the on-balance-sheet structural interest rate risk management strategy and in the trading books of the treasury department. Most of these exposures are denominated in pesos and are financed through peso denominated repurchase agreements or customer deposits.

As of December 31, 2021, and 2020, the investment portfolio of financial assets in debt instruments is comprised mainly of securities issued or secured by entities of the Republic of Colombia and issued or secured by other Colombian Government entities, which represent 52.42% and 54.35%, respectively of the total portfolio.

Below is the detail of Grupo Aval’s sovereign debt portfolio issued by Central Governments per country:

	December 31, 2021			December 31, 2020
			%			%
Investment grade (1)
Colombia	Ps.	18,186,643	54.50%	Ps.	17,353,357	63.68%
Panama		1,861,644	5.58%		994,002	3.65%
Peru		4,436	0.01%		—	—
Mexico		55,063	0.16%		38,381	0.14%
United States of America		1,711,046	5.13%		2,465,185	9.05%
Chile		—	—%		28,371	0.10%
	Ps.	21,818,832	65.38%	Ps.	20,879,296	76.61%
Speculative (2)
Barbados	Ps.	—	—%	Ps.	25	0.00%
Brazil		30,507	0.09%		—	—%
Colombia		2,212,146	6.63%		—	—%
Chile		3,838	0.01%		—	—%
Costa Rica		4,830,529	14.47%		3,329,871	12.22%
Honduras		1,986,864	5.96%		1,098,432	4.03%
Guatemala		1,555,159	4.66%		1,010,075	3.71%
El Salvador		761,743	2.28%		849,082	3.12%
Nicaragua		173,563	0.52%		85,958	0.32%
	Ps.	11,554,349	34.62%	Ps.	6,373,443	23.39%
	Ps.	33,373,181	100.00%	Ps.	27,252,739	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2021				December 31, 2020
			%			%
Investment Grade (1)
Panama (*)	Ps.	251,370	13.53%	Ps.	196,524	10.55%
	Ps.	251,370	13.53%	Ps.	196,524	10.55%
Speculative (2)
Guatemala	Ps.	605,864	32.61%	Ps.	810,158	43.49%
Costa Rica		43,007	2.32%		30,906	1.66%
Nicaragua		957,478	51.54%		825,334	44.30%
	Ps.	1,606,349	86.47%	Ps.	1,666,398	89.45%
Total sovereign risk	Ps.	34,979,530	100.00%	Ps.	28,919,137	100.00%
(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from AAA to BBB-.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from BB+ to D.

(*)    These investments correspond to the National Bank of Panama, which is the official Bank and has the functions of a Central Bank, however, it  does not have the power to issue banknotes or reserve requirements.

4.1.7          Modified Financial Assets - troubled debt restructuring business process.

Each financial subsidiary of Grupo Aval periodically carries out, at the request of the client, restructurings of obligations. Such restructurings generally consist of extensions of tenors, decrease of interest rates, partial write-off of indebtedness or payment with assets of the debtor or guarantor.

Our banking subsidiaries follow highly rigorous definitions and policies in this management process, so that it is performed in accordance with the best practices and in strict compliance with regulatory requirements. In connection to this, Grupo Aval´s banking subsidiaries have a detailed policy with regard to the aforementioned transactions.

The objective of granting such restructurings is to provide the client with a viable alternative to meet its obligations to the bank and to adapt to changing conditions.

When a loan is restructured due to a debtor´s financial difficulties, the debt is flagged within the records of each bank as a restructured credit in accordance with the regulations of the Superintendency of Finance. The restructuring process has a negative impact on the debtor’s rating, which can only be improved when the client has complied during a prudent period with the terms of the restructurings, its financial condition has improved or when sufficient additional guarantees have been obtained.

Restructured loans are included for impairment evaluation and determination of provisions. However, the marking of a credit as restructured does not necessarily imply its rating is impaired, because in some cases new guarantees are obtained supporting the obligation.

The following is the balance of restructured loans as of December 31, 2021, and 2020:

Restructured loans	December 31, 2021		December 31, 2020
Local currency	Ps.	2,301,239	Ps.	2,345,417
Foreign currency		6,942,286		4,807,728
Total restructured	Ps.	9,243,525	Ps.	7,153,145

The balance of restructured loans includes loans that received COVID 19 related reliefs, which according to their features were considered restructurings. See more detail in note 1.1. Other business "Clients credit reliefs".

4.1.8          Foreclosed assets business process

When persuasive collection processes or credit restructurings are not effective, a legal proceeding is carried out or an agreement is reached with the client for the receipt of assets as payment. Each subsidiary of the financial sector has clearly established policies for receiving assets and has a separate department specialized in the management of these cases and in charge of their eventual sale or liquidation.

During the years ended December 31, 2021, and 2020, the following is the total of foreclosed assets received and sold during such periods:

	December 31, 2021		December 31, 2020
Foreclosed assets received	Ps.	212,191	Ps.	84,535
Foreclosed assets sold		95,042		224,310

4.1.9          Loan commitments and financial guarantee contracts

As part of our operations, Grupo Aval grants guarantees and letters of credit to its customers wherein Grupo Aval financial subsidiaries are irrevocably committed to make payments to third parties when customers do not comply with their obligations with such third parties. These products have the same policies for approval of disbursements of loans regarding client’s credit risk and guarantees required according to the circumstances of each client.

The commitments for credit extension represent unused portions of authorizations to grant loans, use of credit cards, overdraft limits and letters of credit. With respect to credit risk over commitments to extend credit lines, Grupo Aval is potentially exposed to credit risk in an amount equal to the total amount of unused commitments, if the unused amount were to be withdrawn in whole. However, the amount of the loss is less that the total amount of commitments unused, since most commitments to extend credits are contingent on the customer maintaining specific credit risk standards.

Grupo Aval monitors maturity terms of commitments regarding credit facilities, because long-term commitments have a higher credit risk than short-term commitments.

Pending unused credit lines and guarantees do not necessarily represent future cash out flows, because such facilities may expire and not be used whole or in part.

Following is the detail of the guarantees, letters of credit and credit commitments on non-used credit lines as of December 31, 2021, and 2020.

Loan commitments and financial guarantee contracts

	December 31, 2021		December 31, 2020
	Notional amount		Notional amount
Guarantees	Ps.	4,886,575	Ps.	4,185,261
Unused letters of credit		1,366,444		1,488,505
Unused limits of overdrafts		2,064,096		923,257
Unused credit card limits		29,541,882		23,931,872
Other		10,077,324		6,623,515
Total	Ps.	47,936,321	Ps.	37,152,410

The following is the detail of the credit commitments by type of currency:

	December 31, 2021		December 31, 2020
Colombian Pesos	Ps.	22,073,167	Ps.	18,870,877
U.S. dollars		25,465,480		17,823,788
Euro		15,650		246,520
Other		382,024		211,225
Total	Ps.	47,936,321	Ps.	37,152,410

4.1.10          Offset of financial assets and financial liabilities

The disclosures set out in the following tables include financial assets and liabilities that:

●	are offset in the Group’s statement of financial position; or
●	are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, irrespective of whether they are offset in the statement of financial position.

The ‘similar agreements’ include derivative clearing agreements; global master repurchase agreements and global master securities lending agreements. Similar financial instruments include derivatives, sale-and-repurchase agreements, reverse sale-and-repurchase agreements, and securities borrowing and lending agreements. Financial instruments such as loans and deposits are not disclosed in the following tables unless they are offset in the statement of financial position.

The ISDA (International Swaps and Derivatives Association) and similar master netting arrangements do not meet the criteria for offsetting in the statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of Grupo Aval or of the counterparties or following other predetermined events. In addition, Grupo Aval and its counterparties do not intend to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

Grupo Aval receives and gives collateral in the form of cash and marketable securities in respect of the following transactions:

●	Derivatives; and
●	Sale-and-repurchase, and reverse sale-and-repurchase agreements.

This collateral is subject to standard industry terms including, when appropriate, an ISDA credit support annex. This means that securities received/given as collateral can be pledged or sold during the term of the transaction but have to be returned on maturity of the transaction. The terms also give each party the right to terminate the related transactions on the counterparty’s failure to post collateral.

The gross amounts of financial assets and financial liabilities and their net amounts disclosed in the above tables have been measured in the statement of financial position on the following bases:

●	Derivative assets and liabilities – fair value;
●	Assets and liabilities resulting from sale-and-repurchase agreements, reverse sale-and repurchase agreements and securities lending and borrowing – amortized cost;

The following is the detail of the financial instruments subject to offset contractually required as of December 31, 2021, and 2020:

December 31, 2021

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,207,157	Ps.	—	Ps.	1,207,157	Ps.	(581,595)	Ps.	(30,314)	Ps.	595,248
Repurchase agreements		952,548		—		952,548		(915,461)		(24,941)		12,146
Total	Ps.	2,159,705	Ps.	—	Ps.	2,159,705	Ps.	(1,497,056)	Ps.	(55,255)	Ps.	607,394

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,105,723	Ps.	—	Ps.	1,105,723	Ps.	(179,437)	Ps.	(202,140)	Ps.	724,146
Repurchase agreements		9,449,943		—		9,449,943		(11,044,441)		(865,793)		(2,460,291)
Total	Ps.	10,555,666	Ps.	—	Ps.	10,555,666	Ps.	(11,223,878)	Ps.	(1,067,933)	Ps.	(1,736,145)

December 31, 2020

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,290,144	Ps.	—	Ps.	1,290,144	Ps.	(232,569)	Ps.	(109,388)	Ps.	948,187
Repurchase agreements		1,892,136		—		1,892,136		(1,642,412)		(439,722)		(189,998)
Total	Ps.	3,182,280	Ps.	—	Ps.	3,182,280	Ps.	(1,874,981)	Ps.	(549,110)	Ps.	758,189

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,509,201	Ps.	—	Ps.	1,509,201	Ps.	(103,784)	Ps.	(119,566)	Ps.	1,285,851
Repurchase agreements		6,191,191		—		6,191,191		(8,004,888)		—		(1,813,697)
Total	Ps.	7,700,392	Ps.	—	Ps.	7,700,392	Ps.	(8,108,672)	Ps.	(119,566)	Ps.	(527,846)

Market Risk

4.2          Market Risk

Market risk refers to the risk that a change in the level of one or more market prices, rates, indices, volatilities, correlations or other market factors, such as liquidity, will result in losses in a position or in the portfolio.

Grupo Aval´s financial subsidiaries (namely Banco de Bogotá, Banco de Occidente, Banco Popular, Banco AV Villas, BAC Holding, Corficolombiana, Porvenir and the trust companies of the financial subsidiaries) actively participate in money markets, foreign exchange markets and capital markets, for both of their books (for balance sheet risk management and trading book) and to provide financial services to their customers. This is done subject to established policies and risk limits. In that regard, they hold financial asset portfolios within the allowed limits and risk levels.

Market risk arises from the positions of Grupo Aval´s financial subsidiaries in debt securities investment portfolios, derivatives and equity instruments. These risks are created by changes in factors such as interest rates, inflation, foreign currency exchange rates, share prices, credit margins of instruments and their volatility, as well as the liquidity in the markets where Grupo Aval operates.

Our business units and trading desks are responsible for ensuring that market risk exposures are well-managed and prudent. The risk management groups and our business unit management ensure that these risks are measured and closely monitored. A variety of limits and controls are designed to manage price and liquidity risk. Market risk is monitored through various mechanisms such as: statistically analysis (using Value-at-Risk models and related analytical measures), risk factor sensitivity analysis, and routine stress testing, conducted in collaboration with the business units by the Market Risk Unit. The material risks identified by these processes are summarized in reports produced by the Market Risk Unit that are circulated to, and discussed with, senior management.

4.2.1          Trading Book Risk

Grupo Aval´s financial subsidiaries trade financial instruments for various reasons, mainly:

●	To offer products tailored to specific customer needs. Some of these products are designed to hedge the financial risks of customers.
●	To take advantage of arbitrage opportunities among different yield curves, assets and markets, obtaining returns with an adequate use of capital.
●	To hedge asset and liability risk positions on proprietary positions, to act on behalf of customers or to take advantage of arbitrage opportunities mainly in foreign exchange and interest rates in both local and foreign markets.

In carrying out these operations, Grupo Aval´s financial subsidiaries take risks, within predetermined limits. These risks are mitigated with the use of derivative products and other financial instruments within limits that are permanently monitored by risk.

The following is a breakdown of Grupo Aval’s financial assets and liabilities exposed to trading risk held at December 31, 2021 and 2020.

Account	December 31, 2021		December 31, 2020
Financial assets
Debt financial assets
Trading investments in debt securities	Ps.	4,741,287	Ps.	4,780,993
Investments in debt securities mandatorily at FVTPL		—		7,385
Investments in debt securities at FVOCI		37,493,866		28,966,356
Total debt securities	Ps.	42,235,153	Ps.	33,754,734
Derivative assets instruments	Ps.	1,162,909	Ps.	1,133,924
Hedging derivatives assets		44,248		156,220
		1,207,157		1,290,144
Total financial assets	Ps.	43,442,310	Ps.	35,044,878
Liabilities
Derivative liabilities instruments		1,049,910		1,452,574
Hedging derivatives liabilities		55,813		56,627
Total financial liabilities		1,105,723		1,509,201
Net position	Ps.	42,336,587	Ps.	33,535,677

4.2.2          Description of Objectives, Policies and Processes to Manage Trading Risk

Our financial subsidiaries participate in money markets, foreign exchange markets and capital markets to meet their needs and those of their customers, subject to established policies and risk levels. In this respect, they manage different portfolios of financial assets within the limits and risk levels allowed.

The risks assumed by Grupo Aval´s financial subsidiaries in transactions related to the trading or treasury book are consistent with the overall trading strategy, considering the market depth for each instrument, its impact on risk-weighted assets and regulatory capital, the profit budget established for each business unit, and the balance sheet structure.

Trading strategies are established on the basis of approved limits, in an effort to balance the risk / return relationship. Moreover, there is a structure of limits consistent with Grupo Aval’s general philosophy and is based on capital levels, earnings performance and risk appetite.

The Market Risk Management System (SARM in Spanish) allows Grupo Aval´s financial subsidiaries to identify, measure, control and monitor the market risk they are exposed to in carrying out their operations.

There are several scenarios in which Grupo Aval´s financial subsidiaries are exposed to trading risks.

●	Interest Rate Risk

Grupo Aval’s financial subsidiaries are exposed to interest rate risk as a result of its market-making activities and proprietary trading in interest rate sensitive financial instruments (e.g., risk arising from changes in the level or implied volatility of interest rates, the timing of mortgage prepayments, the shape of the yield curve and credit spreads for credit sensitive instruments). This risk includes the risk of repricing of floating rates. Additionally, as part of the interest rate risk management, asset and liability management committees have been established to monitor the execution of these strategies.

●	Foreign Exchange Risk

Grupo Aval’s financial subsidiary’s portfolios are exposed to foreign exchange rate and implied volatility risk as a result of market making negotiation in foreign currencies and from maintaining foreign exchange positions.

●	Equity Price Risk and Mutual Fund Risk

Grupo Aval´s financial subsidiaries are exposed to equity price risk in specific investments and are exposed to mutual fund risk in short term investments in money market or mutual funds.

4.2.2.1          Risk Management

Grupo Aval financial subsidiaries manage their trading positions by employing a variety of risk mitigation strategies. These strategies include diversification of risk exposures and hedging through the purchase or sale of positions in related securities and financial instruments, including a variety of derivative products (e.g., futures, forwards, swaps and options). The financial subsidiaries manage their market risk associated with its trading activities on a decentralized basis. Our corporate risk unit supervises the level of risk taken in order to ensure that its global exposure limits are observed.

Senior management and the boards of directors of our banks and their financial subsidiaries play an active role in managing and controlling market risk. They do so by analyzing established reports and through committees that comprehensively monitor - both technically and fundamentally - the different variables that influence domestic and foreign markets. This process is intended to support strategic trading and portfolio decisions.

Analyzing and monitoring the market risks that Grupo Aval´s financial subsidiaries take in their operations is essential for decision making and to assess potential effects on their financial position. An ongoing analysis of macroeconomic conditions is necessary in order to achieve an ideal combination of market risk, return and liquidity.

The risks assumed in financial operations are reflected in a limit structure that includes different types of instruments, specific trading strategies, the market depth in which Grupo Aval´s financial subsidiaries operate, the impact on risk-weighted assets and regulatory capital, as well as the balance sheet structure. These limits are monitored daily and reported regularly to the Board of Directors of Grupo Aval´s financial subsidiaries.

In order to minimize interest rate and exchange rate risks in specific positions and transactions, Grupo Aval´s financial subsidiaries manage hedging strategies by taking positions in derivative instruments such as non-deliverable forwards (NDF) related to securities, money market transactions and foreign exchange forwards.

4.2.2.2          Methods Used to Measure Trading Risk

The Market Risk areas independently reviews the Company’s trading portfolios on a regular basis from a market risk perspective utilizing VaR (internal and regulatory models) and other quantitative and qualitative risk measures and analyses. Each trading business and the market risk areas also use, as appropriate, measures such as sensitivity to changes in interest rates, prices, implied volatilities and time decay to monitor and report market risk exposures. Stress testing, which measures the impact on the value of existing portfolios of specified changes in market factors for certain products, is performed periodically and is reviewed by our risk and trading areas. Reports summarizing material risk exposures are produced by the market risk areas and are provided to senior management.

The Boards of Directors and the Risk Committees of Grupo Aval´s financial subsidiaries approve a framework of limits based on the value-at-risk related to the annual budget.

Regulatory VaR (regulatory calculation)

The Regulatory VaR calculation is primarily used for the Superintendency of Finance’s solvency ratio calculations. Each bank has standard models for capital purposes; however, they also maintain internal models in order to manage their day-to- day risk and profit decisions.

The Superintendency of Finance methodology is based on the Basel II model. This model applies only to the financial subsidiaries’ investment portfolio and excludes investments not classified as trading. Total market risk is calculated on a daily basis by aggregating the VaR for each risk exposure category on a ten-day horizon, based on risk factors calculated under extreme market stress scenarios. VaR at month-end is part of the capital adequacy ratio calculation (as set forth in Decree 2555 of 2010). The Superintendency of Finance’s rules require the financial subsidiaries to calculate VaR for the following risk factors: interest rate risk, foreign exchange rate risk, equity price risk and fund risk. Correlations between risk factors are not considered. The fluctuations in the portfolio’s VaR depend on sensitivity factors determined by the Superintendency of Finance, modified duration and changes in balances outstanding. The ten-day horizon is defined as the average time in which an entity could sell a trading position in the market.

The VaR  calculation includes all the portfolios of the entities and their financial subsidiaries and is estimated under the methodology defined by the Superintendency of Finance of Colombia.

These methods are used to determine the occurrence of potential losses among the different business units. The methods also allow comparisons of activities in different markets and identification of the riskiest positions in treasury activities. These tools are also used to determine limits on traders’ positions and to promptly review positions and trading strategies in response to changes in market conditions. VaR models have inherent limitations, partially because they rely on historical data, which may not be an indicative of future market conditions. VaR models could overestimate or underestimate the value at risk if market conditions vary significantly and they do not calculate the greatest possible loss. That’s why each company uses additional measurement tools in order to compensate for the VaR limitations. Expected Shortfall analysis, stress test and back tests are part of the risk measurement tools in the financial subsidiaries. The methods used to measure VaR are assessed regularly and backtested to check their efficiency.

Grupo Aval´s financial subsidiaries have tools to carry out portfolio stress and/or sensitivity tests, using extreme scenario simulations. Additionally, there are limits according to the "risk type" associated with each of the instruments comprising the different portfolios. These limits are related to sensitivity or impact on the value of the portfolio as a result of fluctuations of specific risk factors such as: interest rate (Rho), exchange rate (Delta) and volatility (Vega).

Grupo Aval´s financial subsidiaries have counterparty and trading limits for each trader in the trading platforms for the markets where they operate. trading limits are controlled daily by the back and middle offices of each entity. Trading limits for individual traders are assigned based upon the individual´s level in the organization, market and trading experience and product and portfolio management knowledge.

There is also a process to monitor the prices of fixed-income securities traded in foreign markets published by investment price providers for those jurisdictions.

In addition, fixed income securities are subject to a qualitative liquidity analysis to determine the market depth for those instruments.

Finally, the daily transaction monitoring process includes controlling different aspects of trading, such as terms of negotiation, non-conventional or off-market transactions, and related party transactions.

BAC Holding and MFH´s Value at Risk are consolidated through Banco de Bogotá using the standard methodology established by the Colombian Superintendency of Finance.

According to the standard model, the market value-at-risk (VaR) for Grupo Aval´s financial subsidiaries consolidated at their level of December 31, 2021 and 2020 was as follows:

	December 31, 2021		December 31, 2020
		Basis points of		Basis points of
Entity	Value	regulatory capital	Value	regulatory capital
Banco Bogotá	1,013,946	100	942,885	84
Banco de Occidente	327,612	135	223,942	65
Banco Popular	173,261	169	101,773	52
Banco AV Villas	126,799	2	110,085	1
Corficolombiana	211,684	7	178,478	5
Porvenir	23,700	168	13,897	183

The following tables show the VaR calculation relating to each of the risk factors described above and based on the Superintendency of Finance Methodology (Regulatory VaR) for the years ended December 31, 2021 and 2020, for a ten-day horizon for each of our Colombian banking subsidiaries. The minimum, maximum and average levels are determined based on end-of-month calculations, using 12 data points between January and December.

Banco de Bogotá S.A

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	834,269	881,819	953,656	834,269
Exchange rate	16,782	75,904	122,718	70,029
Shares	2,714	8,623	15,898	2,820
Mutual funds	103,577	243,525	390,295	106,827

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	562,477	678,937	784,070	784,070
Exchange rate	54,921	227,179	425,137	54,921
Shares	1,269	1,683	1,946	1,778
Mutual funds	64,884	71,340	102,117	102,117

Banco de Bogota´s market risk weighted assets remained on average 6.8% of the total risk-weighted assets during the year ended December 31, 2021 and 8.6% on the year ended December 31, 2020.

Banco de Occidente S.A

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	165,412	252,604	298,420	255,312
Exchange rate	305	1,462	2,948	2,749
Shares	—	—	—	—
Mutual funds	53,521	65,460	76,636	69,551

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	112,623	148,239	170,819	170,819
Exchange rate	762	4,529	21,198	968
Shares	—	—	—	—
Mutual funds	7,756	41,097	52,216	52,155

Banco de Occidente´s market risk weighted assets remained on average 10.1% of the total risk-weighted assets during the year ended December 31, 2021 and 5.8% for the year ended December 31, 2020.

Banco Popular S.A

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	73,313	121,143	153,794	151,504
Exchange rate	4,459	5,261	6,067	5,649
Shares	143	169	183	144
Mutual funds	15,379	15,623	15,964	15,964

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	81,513	98,609	117,115	81,513
Exchange rate	2,648	4,693	5,280	4,562
Shares	176	247	348	180
Mutual funds	14,577	15,025	15,518	15,518

Banco Popular´s market risk weighted assets remained on average 9.7% of the total risk-weighted assets during the year ended December 31, 2021 and 4.8% on the year ended December 31, 2020.

Banco Comercial AV Villas S.A

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	122,480	139,437	154,513	125,004
Exchange rate	2	38	75	41
Shares	—	—	—	—
Mutual funds	309	1,248	1,942	1,754

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	24,002	71,458	108,019	106,016
Exchange rate	1	39	174	52
Shares	—	—	—	—
Mutual funds	81	1,468	4,017	4,017

Banco AV Villas’ market risk weighted assets remained on average 13.0% of the total risk-weighted assets during the year ended December 31, 2021 and 9.7% on the year ended December 31, 2020.

Corficolombiana S.A

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	128,648	183,241	216,352	195,119
Exchange rate	1,443	4,848	12,098	1,876
Shares	12,852	13,586	14,041	13,267
Mutual funds	1,333	2,607	5,523	1,423

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	124,737	151,817	174,718	157,021
Exchange rate	441	3,265	6,449	5,463
Shares	10,807	12,339	13,507	13,507
Mutual funds	2,097	2,667	3,241	2,487

Corficolombiana’s market risk weighted assets remained on average 11.7% of the total risk-weighted assets during the year ended December 31, 2021 and 13.2% on the year ended December 31, 2020. As Corficolombiana does not have a relevant number of loans or other significant risk weighted assets, the ratio of the market risk weighted assets to total risk weighted assets is higher than in the banks.

As a pension fund, Porvenir has a value-at-risk measurement methodology that differs from credit establishments and is established by the Superintendency of Finance. The following tables show the VaR calculation relating to each of the risk factors described above and based on that Methodology (Regulatory VaR) for the years ended December 31, 2021, and 2020, for a ten-day horizon.

Porvenir S.A

Maximum, Minimum and Average VaR Values
December 31, 2021
	Minimum	Average	Maximum	Period end
Interest rate	13,284	26,863	44,976	44,976
Exchange rate	192	350	491	272
Shares	996	1,741	2,673	2,673
Mutual funds	1,141	1,930	3,531	1,924

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	15,597	24,404	48,969	17,707
Exchange rate	310	461	840	448
Shares	817	2,664	7,029	2,439
Mutual funds	823	3,971	8,905	1,532

Porvenir’ market risk weighted assets remained on average 24.0% of the total risk-weighted assets during the year ended December 31, 2021 and 16.2% on the year ended December 31, 2020.

Investment Price Risk in Equity Instruments

Equity Investments

As stated above, variations in equity price risk measured based on the regulatory VaR methodology include both equity securities held for trading through profit or losses and non-strategic holdings. In addition, it does not discriminate between listed and unlisted equity investments or between those which consolidate and those which do not. It includes investments in non-financial institutions.

Holding periods for many of Corficolombiana’s equity investments exceed ten years. Its largest investments have remained in the portfolio for several years and are intended to remain as permanent investments. Therefore, no value at risk is estimated. At December 31, 2021 and 2020, the only investments subject to regulatory VaR were holdings in Mineros S.A.

The following table breaks down our investments subject to regulatory VaR by time since initial investments at December 31, 2021 and 2020.

	At December 31,
	2021			2020
	Investment			Investment
	subject to		Percentage	subject to
	Regulatory	Regulatory	of	Regulatory	Regulatory	Percentage of
	VaR	VaR	portfolio	VaR	VaR	portfolio
More than 36 months	85,229	12,529	100%	85,832	12,617	100%
Total	85,229	12,529	100%	85,832	12,617	100%

4.2.3          Structural foreign exchange risk

Grupo Aval´s financial subsidiaries have agencies and subsidiaries offshore and have assets and liabilities in foreign currencies and are thus exposed to changes in the exchange rates, primarily the United States Dollar. Foreign exchange risk is present when there are assets and liabilities denominated in foreign currency, when investments are made in foreign subsidiaries and branches and when we extend loans or take funds in foreign currency. There is also foreign exchange risk in foreign currency off balance sheet transactions.

Subsidiaries of the financial sector in Colombia are authorized by the country’s central bank (Banco de la República) to trade currencies and to maintain balances in foreign currency in accounts abroad. Colombian law allows for banks to maintain a net daily asset or liability position in foreign currency, determined as the difference in foreign currency denominated rights and foreign currency denominated obligations including both on and off-balance sheet positions. On a separate basis, the average of this difference over three business days cannot exceed twenty percent (20%) of the entity’s regulatory capital. On a consolidated basis, the average of this difference over three business days (positive or negative) cannot exceed forty percent (40%) of the consolidated entity´s regulatory capital.

The maximum and minimum total foreign currency position and the spot foreign currency position are determined according to each entity´s regulatory capital. The regulatory capital that is used in the calculations, corresponds to the regulatory capital of the last business day of the previous two-months. The exchange rate used in the calculation is the average of the exchange rate of the previous month set by the Superintendency of Finance.

A substantial amount of Grupo Aval’s foreign currency assets and liabilities are in U.S. dollars. Details on the assets and liabilities in foreign currency held by Grupo Aval at December 31, 2021 and 2020 are shown below:

December 31,2021		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	4,711	2,021	26,800,791
Trading investments in debt securities	111	13	493,454
Investments in debt securities at FVOCI	4,459	1,083	22,062,791
Investments in debt securities at amortized cost	118	-	469,723
Loan portfolio financial assets at amortized cost	20,187	5,804	103,475,257
Derivative financial assets held for trading	239	-	952,889
Derivative financial assets held for hedging	4	-	16,669
Trade receivable	383	229	2,435,666
Total financial assets	30,212	9,150	156,707,240

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	204	-	811,062
Derivative financial liabilities held for hedging	8	-	33,160
Customer deposits	20,630	7,394	111,566,151
Financial obligations	10,562	833	45,363,639
Accounts payable	536	-	2,134,728
Total financial liabilities	31,940	8,227	159,908,740
Net financial asset (liability) position	(1,728)	923	(3,201,500)

2
December 31,2020		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	5,521	2,043	25,963,067
Trading investments in debt securities	122	—	417,925
Investments in debt securities at FVOCI	4,092	860	16,997,663
Investments in debt securities at amortized cost	150	4	527,510
Loan portfolio financial assets at amortized cost	19,678	4,754	83,863,582
Derivative financial assets held for trading	258	1	887,957
Derivative financial assets held for hedging	36	10	156,220
Trade receivable	367	201	1,949,445
Total financial assets	30,224	7,873	130,763,369

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	349	—	1,197,924
Derivative financial liabilities held for hedging	8	—	26,924
Customer deposits	21,144	6,916	96,314,534
Financial obligations	9,717	712	35,797,463
Accounts payable	475	—	1,630,860
Total financial liabilities	31,693	7,628	134,967,705
Net financial asset (liability) position	(1,469)	245	(4,204,336)

Grupo Aval’s financial subsidiaries hedge their foreign exchange exposure using derivatives instruments, especially forwards. The net foreign currency position of each subsidiary is monitored on a daily basis.

Grupo Aval has a number of investments in foreign subsidiaries and branches whose net assets are exposed to foreign exchange risk because of the translation of gains or losses for the purpose of consolidating their financial statements. The exposure arising from net assets in foreign operations is hedged primarily with financial obligations, bonds and foreign exchange derivative instruments.

The following table presents sensitivities of profit or loss before taxes and equity (OCI) to reasonably possible changes in exchange rates applied at the end of the reporting period relative to the functional currency of the respective Group entities, with all other variables held constant:

December 31,2021	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	175,470	Ps.	(175,470)
Foreign exchange effect on profit before taxes		15,853		(15,853)

December 31,2020	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(21,158)	Ps.	21,158
Foreign exchange effect on profit before taxes		(31,578)		31,578

The sensitivity in equity considers mainly assets and liabilities of entities with functional currencies different from the Group’s presentation currency compensated with derivatives and financial labilities designated to hedge net investments in foreign operations. The sensitivity in profit or loss was calculated for monetary assets and liabilities denominated in currencies other than the functional currency of the respective entities of the Group, including intercompany balances which are not hedged. The Group’s exposure to currency risk at the end of the reporting period is not representative of the typical exposure during the year.

4.2.4          Structural Interest Rate Risk

Non-trading instruments consist primarily of loans and deposits. The net interest margin of our financial subsidiaries may be affected by changes in interest rates. Losses can result from unexpected movements in interest rates. For this reason, our financial subsidiaries monitor the interest rate risk daily and set limits on asset and liability mismatches.

Grupo Aval´s financial subsidiaries monitor their interest rate risk daily and set limits to repricing mismatches between assets and liabilities. They analyze their interest rate exposure in a dynamic way. Scenario modelling considers renewal of existing positions, financing alternatives, and hedges. Considering these scenarios, the financial subsidiaries calculate the profit and loss impact of changes in interest rates.

The following table shows interest rates exposure for assets and liabilities at December 31, 2021 and 2020. In this table, fixed rate instruments are classified according to their maturity date and floating rate instruments are classified according to their repricing date. The following analysis includes the interest rate exposure of non-interest-bearing and interest-bearing assets and liabilities by maturity bucket for our financial subsidiaries:

December 31, 2021

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	5,283,158	Ps.	—	Ps.	—	Ps.	—	Ps.	31,359,671	Ps.	36,642,829
Trading investments in debt securities		32,533		795,986		716,615		3,196,153		—		4,741,287
Investments in debt securities mandatorily at FVTPL		—		—		—		—		—		—
Investments in debt securities at FVOCI		691,305		4,549,642		1,960,040		30,292,879		—		37,493,866
Investments in debt securities at amortized cost		1,503,177		3,710,000		385,985		175,908		—		5,775,070
Service concession arrangements		—		—		—		3,228,480		—		3,228,480
Commercial loans		38,417,251		31,409,143		10,996,375		41,205,035		—		122,027,804
Consumer loans		17,866,168		11,445,530		2,254,215		45,323,232		—		76,889,145
Mortgages loans		14,247,634		833,794		416,847		13,622,041		—		29,120,316
Microcredit loans		42,175		13,241		36,456		225,867		—		317,739
Interbank and overnight funds		3,121,735		96,698		—		—		—		3,218,433
Trade receivable		—		163		—		455,859		15,725,505		16,181,527
Total Assets	Ps.	81,205,136	Ps.	52,854,197	Ps.	16,766,533	Ps.	137,725,454	Ps.	47,085,176	Ps.	335,636,496
										—

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	34,024,691	Ps.	—	Ps.	—	Ps.	—	Ps.	25,201,158	Ps.	59,225,849
Time deposits		6,947,437		36,252,017		18,492,124		23,838,666		—		85,530,244
Saving deposits		89,097,128		—		—		—		—		89,097,128
Other deposits		9,727		92,610		—		—		514,864		617,201
Interbank and overnight funds		8,935,468		1,169,368		501,221		66,358		—		10,672,415
Leases contracts		50,860		244,198		173,335		2,413,764		—		2,882,157
Borrowing from banks and similar		3,323,809		11,132,293		3,823,854		5,962,597		—		24,242,553
Long-term debt		296,675		3,923,750		5,940,106		22,097,401		—		32,257,932
Borrowing from development entities		1,188,693		955,697		37,388		1,045,491		—		3,227,269
Total Liabilities	Ps.	143,874,488	Ps.	53,769,933	Ps.	28,968,028	Ps.	55,424,277	Ps.	25,716,022	Ps.	307,752,748

December 31, 2020

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	5,103,991	Ps.	—	Ps.	—	Ps.	—	Ps.	28,921,544	Ps.	34,025,535
Trading investments in debt securities		63,016		1,315,010		351,964		3,051,003		—		4,780,993
Investments in debt securities mandatorily at FVTPL		—		—		—		7,385		—		7,385
Investments in debt securities at FVOCI		947,691		3,558,616		2,367,715		22,092,334		—		28,966,356
Investments in debt securities at amortized cost		2,206,728		2,856,442		302,641		214,317		—		5,580,128
Service concession arrangements		—		—		—		2,958,385		—		2,958,385
Commercial loans		28,249,224		44,158,080		8,350,536		30,229,098		—		110,986,938
Consumer loans		13,451,176		10,002,297		1,947,260		40,434,724		—		65,835,457
Mortgages loans		12,541,450		640,162		49,522		11,327,637		—		24,558,771
Microcredit loans		42,825		16,327		38,698		274,471		—		372,321
Interbank and overnight funds		4,500,014		193,664		—		—		—		4,693,678
Trade receivable		483		1,971		104		429,395		11,949,056		12,381,009
Total Assets	Ps.	67,106,598	Ps.	62,742,569	Ps.	13,408,440	Ps.	111,018,749	Ps.	40,870,600	Ps.	295,146,956

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	30,243,920	Ps.	—	Ps.	—	Ps.	—	Ps.	20,954,364	Ps.	51,198,284
Time deposits		12,240,632		32,810,863		16,138,426		22,369,267		—		83,559,188
Saving deposits		76,551,465		—		—		—	.	—		76,551,465
Other deposits		—		—		—		—		532,660		532,660
Interbank and overnight funds		5,109,198		2,066,552		3,894		—		—		7,179,644
Leases contracts		26,413		121,753		128,407		2,749,160		—		3,025,733
Borrowing from banks and similar		2,282,920		5,574,251		890,090		7,881,523		—		16,628,784
Long-term debt		851,368		2,858,141		468,618		23,582,670		—		27,760,797
Borrowing from development entities		1,502,692		1,040,936		177,983		1,308,197		—		4,029,808
Total Liabilities	Ps.	128,808,608	Ps.	44,472,496	Ps.	17,807,418	Ps.	57,890,817	Ps.	21,487,024	Ps.	270,466,363

As part of their interest rate risk management process, our financial subsidiaries analyze the interest rate mismatches between their interest-earning assets and their interest-earning liabilities. This sensitivity analysis, based on hypothetical changes, assumes that the composition of Grupo Aval´s statement of financial position remains constant over the period being measured.

At December 31, 2021, if market interest rates increase 100 basis points, assuming no asymmetrical movement in yield curves and a constant financial position, profit for the year would have been Ps. 983,500 (2020: Ps. 871,706) higher, mainly as a result of higher interest income on variable interest assets compensated for higher interest expenses on variable interest liabilities and lower fair values of securities at fair value through profit or loss. Other comprehensive income in equity would have been Ps. 850,710 (2020: Ps. 307,667) lower, mainly as a result of a decrease in the fair values of fixed rate financial assets classified as fair value through OCI.

The following is a breakdown of non-interest-bearing and interest-bearing assets and liabilities by interest rate type and by maturity, at December 31, 2021 and 2020.

December 31, 2021

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	3,274,798	Ps.	2,008,360	Ps.	—	Ps.	—	Ps.	31,359,671	Ps.	36,642,829
Trading investments in debt securities		291,112		1,083,931		170,091		3,196,153		—		4,741,287
Investments in debt securities mandatorily at FVTPL		—		—		—		—		—		—
Investments in debt securities at FVOCI		76,076		6,256,332		2,252,022		28,909,436		—		37,493,866
Investments in debt securities at amortized cost		3,698,780		1,703,837		237,316		135,137		—		5,775,070
Service concession arrangements		—		—		3,228,480		—		—		3,228,480
Commercial loans		46,056,475		5,334,618		66,555,715		4,080,996		—		122,027,804
Consumer loans		1,155,463		19,598,761		16,209,829		39,925,092		—		76,889,145
Mortgages loans		51,719		564,377		17,623,160		10,881,060		—		29,120,316
Microcredit loans		1,508		187,218		1,717		127,296		—		317,739
Interbank and overnight funds		1,535,822		1,682,611		—		—		—		3,218,433
Trade receivable		163		—		272,552		183,307		15,725,505		16,181,527
Total Assets	Ps.	56,141,916	Ps.	38,420,045	Ps.	106,550,882	Ps.	87,438,477	Ps.	47,085,176	Ps.	335,636,496

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	741,009	Ps.	33,283,682	Ps.	—	Ps.	—	Ps.	25,201,158	Ps.	59,225,849
Time deposits		8,304,838		50,693,337		5,342,572		21,189,497		—		85,530,244
Saving deposits		9,696,432		79,400,696		—		—		—		89,097,128
Other deposits		9,728		92,609		—		—		514,864		617,201
Interbank and overnight funds		1,992,364		8,613,693		—		66,358		—		10,672,415
Leases contracts		7,974		463,366		274,678		2,136,139		—		2,882,157
Borrowing from banks and other		10,007,688		7,868,540		2,982,781		3,383,544		—		24,242,553
Long-term debt		837,673		6,501,344		8,401,450		16,517,465		—		32,257,932
Borrowing from development entities		433,553		78,807		1,791,860		923,049		—		3,227,269
Total Liabilities	Ps.	32,031,259	Ps.	186,996,074	Ps.	18,793,341	Ps.	44,216,052	Ps.	25,716,022	Ps.	307,752,748

December 31, 2020

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	4,329,679	Ps.	774,312	Ps.	—	Ps.	—	Ps.	28,921,544	Ps.	34,025,535
Trading investments in debt securities		155,967		1,216,804		510,017		2,898,205		—		4,780,993
Investments in debt securities mandatorily at FVTPL		—		—		—		7,385		—		7,385
Investments in debt securities at FVOCI		485,303		6,082,615		1,402,110		20,996,328		—		28,966,356
Investments in debt securities at amortized cost		4,628,090		654,021		122,739		175,278		—		5,580,128
Service concession arrangements		—		—		2,958,385		—		—		2,958,385
Commercial loans		41,440,988		4,248,149		62,230,307		3,067,494		—		110,986,938
Consumer loans		1,033,249		16,027,878		13,521,144		35,253,186		—		65,835,457
Mortgages loans		48,351		500,574		14,592,224		9,417,622		—		24,558,771
Microcredit loans		2,009		196,877		2,968		170,467		—		372,321
Interbank and overnight funds		2,580,209		2,113,469		—		—		—		4,693,678
Trade receivable		2,557		—		266,552		162,844		11,949,056		12,381,009
Total Assets	Ps.	54,706,402	Ps.	31,814,699	Ps.	95,606,446	Ps.	72,148,809	Ps.	40,870,600	Ps.	295,146,956

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	9,353,906	Ps.	20,890,014	Ps.	—	Ps.	—	Ps.	20,954,364	Ps.	51,198,284
Time deposits		4,811,779		52,155,859		6,705,712		19,885,838		—		83,559,188
Saving deposits		23,982,154		52,569,311		—		—	.	—		76,551,465
Other deposits		—		—		—		—		532,660		532,660
Interbank and overnight funds		57,455		7,122,189		—		—		—		7,179,644
Leases contracts		2,757		273,280		124,306		2,625,390		—		3,025,733
Borrowing from banks and other		2,620,479		5,456,796		2,617,529		5,933,980		—		16,628,784
Long-term debt		284,227		1,540,152		6,746,212		19,190,206		—		27,760,797
Borrowing from development entities		747,892		7,509		3,244,241		30,166		—		4,029,808
Total Liabilities	Ps.	41,860,649	Ps.	140,015,110	Ps.	19,438,000	Ps.	47,665,580	Ps.	21,487,024	Ps.	270,466,363

Liquidity Risk

4.3          Liquidity Risk

Liquidity risk management has always been a basic element of Grupo Aval’s business strategy and a fundamental cornerstone, together with capital, on which the strength of its balance sheet rests. Liquidity risk is related to the inability of Grupo Aval´s subsidiaries to fulfill their obligations with customers, financial market counterparties, lenders, suppliers, authorities or other stakeholders at any given moment, in any currency and in any location.

Structural liquidity management aims to finance the  recurring nature of a company’s activities under optimal terms of time and cost, avoiding taking unwanted liquidity risks. At Grupo Aval, the financing and liquidity model is decentralized and based on autonomous subsidiaries that are responsible for covering their own liquidity needs. Therefore, each entity reviews its available resources on a daily basis in order to control its liquidity risk.

The financial subsidiaries of Grupo Aval are responsible for complying with the regulatory liquidity requirements, as well as meeting the obligations arising from their current and future activity. In consequence, they will either take deposits from their customers, or by resorting to the wholesale markets where they operate. Grupo Aval’s financial subsidiaries have a strong capacity as well as to raise funds in the wholesale markets.

Financial subsidiaries comply with the requirements for liquidity risk management of the jurisdictions in which they operate. They define policies that govern the functions of identification, measurement, control and monitoring required to manage daily liquidity requirements, comply with minimum liquidity buffers and establish liquidity contingency plans to deal with any unexpected situation.

The methodology for the assessment and measurement of liquidity risk at BAC Holding and subsidiaries include:

a)	Generation of liquidity GAP analysis by currency for the short and long term, including normal and stressed scenarios;
b)	Coverage ratios, by currency, on 1 day and 30 days horizons, under normal and stressed scenarios;
c)	Prudential regulation of maturity ratios, by currency, for 1 and 3 months horizons;
d)	Indicator of liquidity coverage by currency according to regulation;
e)	Internal measurements to assess liquidity risk, by currency (global liquidity indicator).

Financial subsidiaries controlled by Grupo Aval, in Colombia, are required to maintain adequate liquidity positions based on the Superintendency of Finance’s liquidity parameters, using a short-term liquidity index (Indicador de Riesgo de Liquidez), or “IRL,” that measures liquidity for different time horizons from 1 to 90 days. This index is defined as the difference between adjusted liquid assets and net liquidity requirements.

•	Liquid assets include total debt securities adjusted by market liquidity and exchange rate, excluding investment securities at amortized cost different from mandatory investments, Central Bank deposits and available cash.
•	Net liquidity requirements are the difference between expected contractual asset and contractual and non-contractual liability cash flows. Cash flows from past due loans are not included in this calculation.

During 2020, as part of its convergence towards Basel III standards, the Superintendency of Finance incorporates the segmentation by type of deposits in the calculation of non-contractual liability cash flows. The methodology segments saving deposits in eight categories, according with their balance and the type of customer, then calculates the run-off rate for each category and finally multiplies both to determine the non-contractual reserve.

Grupo Aval´s financial subsidiaries assess the volatility of deposits, debt levels, the asset and liability structure, the liquidity of different asset types, the availability of lines of credit and the effectiveness of asset and liability management. The objective is to have adequate liquidity to manage possible stress scenarios.

The quantification of appropriate money market funding levels is an integral part of the liquidity measurement carried out by each entity. Based on statistical analysis, primary and secondary sources of liquidity are identified in order to ensure funding stability and diversification, and to minimize concentration.

Financial subsidiaries in Colombia and other countries must maintain cash on hand and in Central Banks deposits in order to comply with reserve requirements. The reserve requirement calculations are based on the daily average of the different types of deposits on a biweekly basis. As of December 31, 2021, and 2020, all of Grupo Aval´s financial subsidiaries comply with reserve requirements. Details on the required percentage in each country are shown below:

Requested Percentage
Country	Details	%
Colombia	Checking account and Savings accounts	8%
	Time deposits > 18 months	3.5%
Guatemala	Deposits and Capital raising	14.6%
El Salvador	Demand deposits	17.4%
	Saving Deposits	15.4%
	Debt securities	5%
	Debt overseas Banks	3%
	Time Deposits	12%
Honduras	Demand deposits in local currency	12%
	Demand deposits in foreign currency	24%
Nicaragua	Daily, Liabilities in local and foreign currency	10%
	Biweekly, Liabilities in local and foreign currency	15%
Costa Rica	Demand deposits in local currency	12%
	Demand deposits in foreign currency	15%

There are no reserve requirements for our subsidiaries located in Panamá because there is no Central Bank to regulate such requirements.

The following is a breakdown of the liquid assets by maturity from 1 to 90 days, based on separate figures of our financial subsidiaries in Colombia at December 31, 2021 and 2020:

December 31, 2021

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogota	12,019,528	10,233,924	2,928,010	(12,974,116)
Banco Occidente	6,598,351	5,923,470	2,935,981	(4,254,187)
Banco Popular	4,752,893	3,847,320	1,670,839	(4,180,180)
Banco AV Villas	2,850,272	2,506,591	1,138,719	(2,391,818)
Corficolombiana	1,498,050	818,874	612,503	155,747

December 31, 2020

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogota	13,288,366	12,028,201	4,061,462	(15,436,650)
Banco Occidente	5,721,647	5,059,970	2,493,311	(3,876,649)
Banco Popular	4,257,296	3,838,863	1,771,506	(3,288,224)
Banco AV Villas	3,856,825	3,490,247	2,118,081	(1,631,993)
Corficolombiana	1,475,013	1,041,529	846,155	265,176
(1)	Liquid assets are the sum of assets that are easily convertible into cash. Fixed income investments at amortized cost and financial investments pledged as collateral or subject to any other type of encumbrance, preventive measure or of any nature, that prevent their free assignment or transfer, as well as those that have been transferred under repurchase agreements, simultaneous or temporary transfer of securities are excluded. The value of the liquid assets mentioned above is calculated at the market price of the fair value on the date of the evaluation.
(2)	This amount is the remaining value of the liquid assets in the specified time period, or the IRL, that is calculated as the difference between liquid assets and liquid assets requirement, according to the IRL methodology, the liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during a given period.

The liquidity calculations described above assume normal liquidity conditions, according to the contractual flows and historical experience of each of the financial subsidiaries. for extreme liquidity events caused by unusual deposit withdrawals, the financial subsidiaries have contingency plans that include available credit lines with other financial institutions and access to special lines of credit with Colombia´s Central Bank, in accordance with current regulations. These lines of credit are granted when required, and are collateralized by Colombian government securities or by a portfolio of high-quality loans, as specified in the Central Bank regulations. Grupo Aval´s financial subsidiaries did not access the Central Bank special lines of credit during the years ended at December 31, 2021 and 2020.

The banks in each country are responsible for their liquidity position on a stand-alone basis. They have access to funding mechanisms with their central banks, and to funding through credit lines. Short-term credits are offered by correspondent banks and financing is granted by multilateral organizations, among others.

The following is a breakdown shows the contractual undiscounted cash flows of the financial assets and liabilities including contractual interest receivable and payable at December 31, 2021 and 2020.

December 31, 2021

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	36,643,590	Ps.	—	Ps.	—	Ps.	—	Ps.	36,643,590
Trading investments in debt securities		1,011,503		370,930		492,410		3,282,434		5,157,277
Investments in debt securities at FVOCI		1,604,848		3,044,414		2,862,119		34,745,868		42,257,249
Investments in debt securities at amortized cost		1,081,415		1,823,390		2,371,911		633,147		5,909,863
Commercial loans		9,809,098		30,451,593		18,772,628		76,758,332		135,791,651
Consumer loans		8,375,893		15,808,085		7,887,969		67,044,374		99,116,321
Mortgages loans		454,701		1,292,203		1,460,754		47,489,267		50,696,925
Microcredit loans		55,623		90,193		88,626		171,360		405,802
Interbank and overnight funds		3,122,471		96,699		—		—		3,219,170
Trading derivatives		507,825		425,590		101,956		148,323		1,183,694
Hedging derivatives		5,543		10,370		374		27,960		44,247
Trade receivable		3,271,964		13,153		—		16,124,995		19,410,112
Other assets		444,119		24,950		—		327,809		796,878
Total Assets	Ps.	66,388,593	Ps.	53,451,570	Ps.	34,038,747	Ps.	246,753,869	Ps.	400,632,779

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	59,225,849	Ps.	—	Ps.	—	Ps.	—	Ps.	59,225,849
Time Deposits		7,779,290		35,442,629		19,562,990		27,843,989		90,628,898
Saving deposits		89,097,129		—		—		—		89,097,129
Other deposits		513,538		102,703		—		960		617,201
Interbank and overnight funds		8,969,747		1,171,437		504,694		65,939		10,711,817
Leases contracts		57,865		283,853		217,949		2,429,190		2,988,857
Borrowing from banks and other		2,889,421		10,765,842		5,362,568		5,435,913		24,453,744
Long-term debt		200,635		3,817,290		6,333,080		28,286,920		38,637,925
Borrowing from development entities		82,034		1,026,949		294,017		2,409,550		3,812,550
Trading derivatives		434,100		277,799		109,758		168,757		990,414
Hedging derivatives		33,156		4		—		22,653		55,813
Other liabilities		5,538,451		358,081		—		1,856,437		7,752,969
Total Liabilities	Ps.	174,821,215	Ps.	53,246,587	Ps.	32,385,056	Ps.	68,520,308	Ps.	328,973,166

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	3,775,771	Ps.	398,955	Ps.	420,525	Ps.	210,600	Ps.	4,805,851
Standby letters of credit		1,203,078		163,087		279		—		1,366,444
Overdraft facility		2,064,096		—		—		—		2,064,096
Standby credit card facility		28,906,520		986,366		100,320		401,281		30,394,487
Undrawn approved loans		3,332,443		134,755		—		—		3,467,198
Others		—		—		—		759,226		759,226
Total Commitments Loans	Ps.	39,281,908	Ps.	1,683,163	Ps.	521,124	Ps.	1,371,107	Ps.	42,857,302

December 31, 2020

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	34,026,753	Ps.	—	Ps.	—	Ps.	—	Ps.	34,026,753
Trading investments in debt securities		1,265,889		260,383		344,326		3,014,493		4,885,091
Investments in debt securities at FVOCI		736,508		3,055,021		3,101,278		26,052,069		32,944,876
Investments in debt securities at amortized cost		915,856		2,409,027		2,043,473		406,820		5,775,176
Commercial loans		9,379,468		26,383,248		15,939,046		70,385,496		122,087,258
Consumer loans		7,429,129		11,888,567		7,258,707		58,423,353		84,999,756
Mortgages loans		374,972		1,076,649		1,208,561		38,053,720		40,713,902
Microcredit loans		46,056		105,314		107,837		238,739		497,946
Interbank and overnight funds		4,506,807		187,157		—		—		4,693,964
Trading derivatives		628,282		347,114		103,115		79,826		1,158,337
Hedging derivatives		117,543		5,152		630		32,895		156,220
Trade receivable		2,727,684		11,139		104		12,608,086		15,347,013
Other assets		309,348		5		—		199,124		508,477
Total Assets	Ps.	62,464,295	Ps.	45,728,776	Ps.	30,107,077	Ps.	209,494,621	Ps.	347,794,769

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	51,198,289	Ps.	—	Ps.	—	Ps.	—	Ps.	51,198,289
Time Deposits		8,925,182		31,192,770		18,811,378		29,021,634		87,950,964
Saving deposits		76,549,976		—		—		—		76,549,976
Other deposits		527,048		—		—		5,667		532,715
Interbank and overnight funds		5,106,274		2,066,582		3,894		—		7,176,750
Leases contracts		26,558		122,739		129,311		2,751,006		3,029,614
Borrowing from banks and other		1,445,835		5,054,121		2,368,809		8,701,112		17,569,877
Long-term debt		417,119		809,098		1,118,483		30,816,558		33,161,258
Borrowing from development entities		52,095		305,186		448,503		3,894,139		4,699,923
Trading derivatives		784,201		428,227		118,340		109,268		1,440,036
Hedging derivatives		24,653		22,428		254		9,291		56,626
Other liabilities		5,070,859		256,287		55,711		1,310,468		6,693,325
Total Liabilities	Ps.	150,128,089	Ps.	40,257,438	Ps.	23,054,683	Ps.	76,619,143	Ps.	290,059,353

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	3,370,344	Ps.	480,872	Ps.	150,640	Ps.	183,404	Ps.	4,185,260
Standby letters of credit		1,431,833		56,145		527		—		1,488,505
Overdraft facility		923,257		—		—		—		923,257
Standby credit card facility		23,319,980		128,819		96,615		386,458		23,931,872
Undrawn approved loans		2,032,277		174,647		—		—		2,206,924
Others		232,331		—		—		—		232,331
Total Commitments Loans	Ps.	31,310,022	Ps.	840,483	Ps.	247,782	Ps.	569,862	Ps.	32,968,149

Regulatory capital management

4.4          Regulatory capital management

Grupo Aval, Financial Holding

As a result of Colombian Law 1870 of 2017 (also known as Financial Conglomerates Law), that came in effect on February 6, 2019, Grupo Aval is now also subject to the inspection and supervision of the Superintendency of Finance (SFC, for its acronym in Spanish). This law created the legal category of financial holding companies and of financial conglomerates and gives the Colombian Finance minister the power, to impose capital adequacy requirements on the financial conglomerates on an aggregate/consolidated basis, among others.

In compliance with Decree 774 issued on May 8th, 2018 by the Colombian Government that came in effect on 8th of November 2019 after an 18-month transition period and the External Circular 012 of June 5, 2018 (in Spanish Circular Externa 012 del 5 de junio de 2018) issued by the Superintendency of Finance (SFC), Grupo Aval is subject to minimum capital requirements. As of December 31, 2021, and 2020, Grupo Aval, Financial Conglomerate, complied with regulatory capital requirements.

Grupo Aval’s financial subsidiaries

Decree 2555 of 2010 (as modified by Decree 1771 of 2012, Decree 1648 of 2014, Decree 2392 of 2015, Decrees 1477 of 2018 and 1421 of 2019) sets forth capital adequacy requirements for Colombian credit institutions. Between August 1, 2013 and January 1, 2021, technical capital for Colombian credit institutions consisted of the sum of total basic capital (patrimonio básico) or total primary capital (Tier I), and secondary capital (patrimonio adicional) or secondary capital (Tier II). Primary capital (Tier I) consist of the sum of ordinary basic capital or primary capital (patrimonio básico ordinario) and additional basic capital or additional primary capital (patrimonio básico adicional). Tier I and Tier II, as defined herein, may differ to the manner in which those terms are used in other jurisdictions.

The total solvency ratio prior to January 1, 2021 was defined as the value of the technical capital calculated in the terms of the Decree 2555 of 2010, divided by risk-weighted assets by level of credit and market risk. Credit institutions’ technical capital had to be at least 9.0% of the institution’s total risk-weighted assets and also had comply with a measure of “core solvency” for Tier I, which required higher-quality capital set at a minimum of 4.5% of total risk-weighted assets.

Pursuant to Decree 2555 of 2010 (as amended), the Superintendency of Finance must grant prior approval of the eligibility of a debt, equity or hybrid instrument in order to be classified as Tier I, Additional Tier I (AT1) or Tier II.

The Decrees 1477 of 2018 and 1421 of 2019 introduced Basel III principles to estimate adequate capital in credit establishments. The main changes contained in these Decrees, which came into effect on January 1, 2021, are as follows:

●	Total solvency ratio is defined as the value of the technical capital (CET1, AT1 and T2) calculated under the terms of the Decree 1477 of 2018 and the Decree 1421 of 2019, divided by risk-weighted assets by level of credit, market and operational risk, at a minimum of 9%;
●	A minimum Core Equity Tier 1 (CET1) of 4.5%;
●	A minimum Core Equity Tier 1 plus Additional Tier 1 (AT1) of 6%;
●	A capital conservation buffer of 1.5% consisting of CET1;
●	A systemic risk buffer of 1.0% for systemically important financial institutions (SIFIS) consisting of CET1; and
●	Includes an operational risk component in risk weighted assets;
●	In addition, these Decrees established a minimum leverage ratio of 3%.

These indicators (with the exception of the leverage ratio) must be achieved gradually from 2021 to 2024, in accordance with the transition plan established in the regulation. Banco de Bogotá was considered an Entity of Systemic Importance, according to Circular Externa 76 of December 2, 2020, issued by the Superintendency of Finance and therefore must comply with this systemic buffer.

The following chart presents the statutory transition period as set forth in the Decrees 1477 of 2018 and 1421 of 2019:

(1)Requires highest quality of capital.

(2)Will only apply to SIFIs as defined by the Superintendency of Finance.

In accordance with the minimum capital requirements and in compliance with the Superintendency of Finance of Colombia’s new regulation, Grupo Aval and its financial subsidiaries are aimed to accomplish the guidelines of Decree 1421 which was issued on August 6, 2019, which introduced minimum capital requirements for operational risk to credit establishments adopting the Basel III standard. The decree includes a transition period of 18 months, due on January 1, 2021. The supervisor incorporates in Chapter XXIII of Accounting and Financial Circular (CBCF), an update of instructions related to the management of operational risk that financial entities must implement, in order to raise their levels to international standards and best practices, which will become effective on July 7, 2021.

As of December, 31 2021, and 2020, all of Grupo Aval´s financial subsidiaries complied with the minimum regulatory capital requirements, as established by Basel II. Below is shown the consolidated outcome by entity of the minimum regulatory capital, required for the entities regulated by the Superintendency of Finance:

	December 31, 2021
	Banco de	Banco de	Banco	Banco AV
	Bogotá	Occidente	Popular	Villas	Corficolombiana
Common Equity Tier One Capital	16,798,256	3,976,479	2,679,376	1,328,179	10,297,725
Additional Tier One Capital	2,070,203	—	—	176	181
Tier One Capital	18,868,459	3,976,479	2,679,376	1,328,355	10,297,906
Tier Two Capital	3,438,652	464,650	196,830	67,754	—
Deductions	(28,010)	—	—	—	(49,152)
Technical Capital	22,279,101	4,441,129	2,876,206	1,396,109	10,248,754
Risk-weighted assets by level of credit	142,407,577	30,661,940	17,137,233	8,781,323	15,660,907
Market risk	11,266,069	3,640,125	1,925,118	1,408,877	2,352,045
Operational risk	10,857,424	1,670,957	800,880	614,340	2,112,103
Total risk-weighted assets	164,531,070	35,973,022	19,863,231	10,804,540	20,125,055
Basic solvency ratio (minimum 4.5%)	10.21%	11.05%	13.49%	12.29%	51.17%
Additional basic solvency ratio (minimum 6%)	11.47%	11.05%	13.49%	12.29%	51.17%
Capital Adequacy Ratio (minimum 9%)	13.54%	12.35%	14.48%	12.92%	50.93%
Combined buffer	5.71%	6.55%	8.99%	7.79%	46.67%
Leverage value	233,045,670	54,343,878	29,656,493	17,469,029	22,161,189
Leverage ratio (minimum 3%)	8.10%	7.32%	9.03%	7.60%	46.47%

Starting on 18, December, 2021, given ATH is no longer considered as a financial entity by the Superintendency of Finance, Banco AV Villas' capital adequacy is in accordance with its separate financial statements under Colombian IFRS.

	December 31, 2020
	Banco de	Banco de	Banco	Banco AV
	Bogotá	Occidente	Popular	Villas	Corficolombiana
Regulatory Capital	19,752,122	3,891,274	2,475,933	1,509,106	5,319,415
Basic ordinary equity	12,828,890	3,176,896	2,056,501	1,348,671	4,741,904
Basic additional equity	6,923,232	714,378	419,432	160,435	577,510
Market risk	14,090,858	2,143,050	1,130,815	1,223,164	1,983,088
Credit risk	149,689,953	34,570,240	22,510,106	11,361,903	13,065,397
Total assets weighted by risk	163,780,811	36,713,290	23,640,921	12,585,067	15,048,485
Total solvency risk index.	12.06%	10.60%	10.47%	11.99%	35.35%
Basic solvency risk index.	7.83%	8.65%	8.70%	10.72%	31.51%

Likewise, Porvenir has adequately complied with the capital requirements established for pensions fund administrators in Colombia. The following is the detail of the capital requirements defined for them:

December 31, 2021

Porvenir
Basic equity net of deductions	2,091,223
Additional equity	(2,063)
Stabilizations reserves	1,612,832
Regulatory Capital	476,328
Market risk exposure	263,338
Operational risk exposure	1,510,032
Assets weighted by risk	1,096,715

Solvency ratio	16.60%

December 31, 2020

Regulatory Capital	Porvenir
Basic equity net of deductions	2,034,006
Additional equity	14,270
Stabilizations reserves	1,346,821
Regulatory Capital	701,455
Market risk exposure	154,412
Operational risk exposure	1,401,704
Assets weighted by risk	953,504

Solvency ratio	27.95%